As filed with the Securities and Exchange Commission on    February 12, 1999
(File Nos.    333-67705     and
811-         ).

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No. 1     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 1    [X]

                               MACKENZIE SOLUTIONS
               (Exact Name of Registrant as Specified in Charter)

                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 777-6472

                                C. William Ferris
                      Mackenzie Investment Management Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                   Ten Post Office Square, South - Suite 1230
                                Boston, MA 02109

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

Title of securities being registered: Shares of beneficial interest, no par value per share.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant files a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until this Registration Statement becomes effective on such date as the Commission, acting pursuant to Section 8(a) of the Securities Act of 1933, may determine.

                              MACKENZIE SOLUTIONS

                              CROSS REFERENCE SHEET

         This Pre-Effective Amendment No. 1 to the Registration Statement of Mackenzie Solutions (the "Registrant") contains the Prospectus and Statement of Additional Information to be used with the five series that comprise the Registrant's International Solutions asset allocation program.

                          ITEMS REQUIRED BY FORM N-1A:

PART A:

ITEM 1           FRONT AND BACK COVER PAGES:  Front and back cover pages
ITEM 2           RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND    PERFORMANCE    :
                 Principal Investment Strategies; Principal Risks
ITEM 3           RISK/RETURN SUMMARY: FEE TABLE:  Fees and Expenses
ITEM 4 INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED RISKS: Principal Investment Strategies; Principal Risks; Additional Information About Investment Strategies And Risks
ITEM 5           MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not applicable
ITEM 6           MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE:  Management
ITEM 7           SHAREHOLDER INFORMATION:  Shareholder Information
ITEM 8           DISTRIBUTION ARRANGEMENTS:     Shareholder Information
ITEM 9           FINANCIAL HIGHLIGHTS INFORMATION:  Not applicable


PART B

ITEM 10          COVER PAGE AND TABLE OF CONTENTS: Cover Page; Table of Contents
ITEM 11          FUND HISTORY:  General Information
ITEM 12          DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS:
                 Investment Objectives, Strategies and
                 Risks; Investment Restrictions; Appendix A
ITEM 13          MANAGEMENT OF THE FUND: Investment Advisory And Other Services
ITEM 14 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Trustees and Officers
ITEM 15          INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory
                 And Other Services
ITEM 16          BROKERAGE ALLOCATION AND OTHER PRACTICES:  Brokerage Allocation
ITEM 17          CAPITAL STOCK AND OTHER SECURITIES:  Capitalization and Voting
                 Rights
ITEM 18 PURCHASE, REDEMPTION AND PRICING OF SHARES: Special Rights and Privileges; Capitalization and Voting Rights; Net Asset Value
ITEM 19          TAXATION OF THE FUND:  Taxation
ITEM 20          UNDERWRITERS:  Distribution Services
ITEM 21          CALCULATION OF PERFORMANCE DATA:  Performance Information
ITEM 22          FINANCIAL STATEMENTS:  Financial Statements

                               [Front Cover Page]



    PROSPECTUS                                         April ___, 1999




INTERNATIONAL SOLUTIONS


         International Solutions I - Conservative Growth
         International Solutions II - Balanced Growth
         International Solutions III - Moderate Growth
         International Solutions IV - Long-term Growth
         International Solutions V - Aggressive Growth

International Solutions is an asset allocation program currently consisting of the five separate investment portfolios ("Funds") listed above, each of which is a series of Mackenzie Solutions (a registered open-end investment company). The Funds enable investors to tailor their exposure to different investment techniques in the international securities markets (and related risks) by investing primarily in the shares of other mutual funds that in turn invest a broad range of foreign securities. No offer is made in this Prospectus of shares of these other funds.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



[Insert all logos]

                                TABLE OF CONTENTS



SUMMARY...................................................................  3


ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS...............12


MANAGEMENT.................................................................17


SHAREHOLDER INFORMATION....................................................17


APPENDIX A:  INVESTMENT OBJECTIVES AND POLICIES OF THE UNDERLYING FUNDS....33


RECEIVING ADDITIONAL INFORMATION ABOUT THE FUNDS...........................37


SHAREHOLDER INQUIRIES......................................................37

                                     SUMMARY

The International Solutions Funds each have their own investment objectives, strategies and risk profiles, ranging from "conservative growth" to "aggressive growth," and invests in the shares of other mutual funds (referred to as "underlying funds") from the following registered fund complexes: Bankers Trust, Ivy Funds, Lazard Asset Management, Montgomery Asset Management, Scudder Funds, Strong Funds and Warburg Pincus Funds. Many of the underlying funds are international equity mutual funds that invest largely in stocks to achieve growth. Other underlying funds are international bond mutual funds that emphasize total return. The underlying funds may focus their investments in single countries or geographic regions, and in established or emerging markets and economies.

INVESTMENT OBJECTIVES:


International Solutions I   Primarily capital preservation with moderate current
I - Conservative Growth:    income, and secondarily capital appreciation.

International Solutions     A balance of capital appreciation and capital
II - Balanced Growth:       preservation, with moderate current income.

International Solutions     Primarily capital appreciation, and secondarily
III - Moderate Growth:      preservation of capital.

International Solutions
IV - Long-term Growth:      Capital appreciation without regard to current
                            income.
International Solutions
V - Aggressive Growth:      Aggressive capital appreciation without regard to
                            current income.



PRINCIPAL INVESTMENT STRATEGIES:


         Each Fund typically divides its assets among six to twelve underlying funds whose combined investment strategies and techniques are consistent with the Fund's achievement of its investment objective. Each underlying fund in turn invests in a wide range of foreign securities. As a result, an investment in a Fund is effectively diversified over a large number of different non-U.S. issuers. Each Fund may invest up to 50% of its assets in Ivy Funds.

         The underlying funds that comprise each Fund's portfolio are selected using investment analysis techniques that are based on "Modern Portfolio Theory", which provides an analytical framework for combining return, risk, cost and accounting data into a coherent portfolio structure. This investment approach involves an initial estimate of each underlying fund's overall risk/return profile based on an analysis of its long-term asset return patterns. Each Fund's portfolio is then constructed with an emphasis on these long-term risk and return considerations, with very little shifting of a Fund's assets among the underlying funds to any significant extent in the short-term. As a result, the composition of each Fund's portfolio is expected to be relatively static with only minor periodic adjustments in response to changing market conditions.

         The basic elements of the underlying fund selection process are as follows:

              a long-term return forecast is created for each underlying fund;

              the risk of each underlying fund is estimated based on its perceived potential for loss or gain and short- and long-term returns;

              the current and historical investment style of each underlying fund is evaluated;

              the relative diversification potential of each underlying fund is measured based on its perceived potential to reduce the loss or gain of each Fund; and

               a  cross-checking  analysis is  performed to help ensure that all resulting portfolios conform to professional standards of asset class and geographic diversification.

         The information yielded by the preceding analyses is fed through a specially designed computer model that produces a range of "efficient" portfolios that, given these inputs, have the highest expected long-term returns for their level of risk. A mix of underlying funds is then selected for each Fund at a level of risk that is appropriate in light of the Fund's investment objective, thereby providing a range of investment choices for investors across a broad spectrum of risk preferences.

         The Funds' portfolios represent selections at varying points along a risk/return continuum, from lower-risk and lower expected return to higher risk and higher-expected return. The determination as to which underlying fund shares a Fund will purchase, and in what amount, is essentially a function of how the various underlying funds' return and risk profiles combine at that point in the continuum that matches the Fund's investment objective. For example, since bonds are generally perceived as less risky than stocks, Funds at the more conservative end of the risk/return continuum (such as International Solutions I) will contain a higher proportion of bond underlying funds, and Funds at the other end of the continuum (such as International Solutions IV and V) will contain a higher proportion of underlying funds that invest primarily in stocks.

         Other factors that may be considered in selecting the underlying funds that will comprise a Fund's portfolio are:

               standard accounting-based valuation and risk measures;

               an underlying fund manager's investment style and decision-making process;

               capital market statistics (such as alpha, beta and R2); and

               cost factors, such as an underlying fund's expense ratio and administrative overhead.

         Following is a summary of each Fund's portfolio composition and principal investment strategies in light of the underlying fund selection process described above, and a brief description of the types of investors for whom each Fund may be appropriate:



Fund:             Principal Strategies:              Who Should Invest:*


                Invests 35-50% in         May be appropriate for relatively
International   bond funds and 50-65%     conservative international investors
Solutions I     in international equity   seeking a prudent trade-off between
(Conservative   funds.                    equity and fixed income investments.
Growth):

International   Invests 20-35% in         May be appropriate for international
Solutions II    international bond        investors with limited tolerance for
(Balanced       funds and 65-80% in       year-to-year volatility.
Growth):        international equity
                funds.

International   Invests 75-90% in          May be appropriate for moderately
Solutions III   international equity       aggressive international investors
(Moderate       funds and 10-25% in        who are willing to bear a moderate
Growth):        international bonds        level of risk to achieve capital
                funds.                     risk to achieve capital appreciation.

International   Invests exclusively in     May be appropriate for international
Solutions IV    international equity       investors seeking higher potential
(Long-term      funds, with 20-35%         growth over the long-term while being
Growth):        invested in emerging       willing to sustain significant
                market equity funds.       fluctuations in capital value in the
                                           short-term.

International   Invests exclusively in     May be appropriate for aggressive
Solutions V     international equity       investors who have a longer time
(Aggressive     funds, with 35-50%         horizon for their investments and are
Growth):        invested in emerging       willing to bear a higher level of
                market equity funds.       risk in seeking greater return.

         * The information appearing in the "Who Should Invest" column is provided merely as a general guide and not as an investment recommendation. You should consult with your financial advisor to determine which Fund or combination of Funds, if any, may be appropriate in light of your individual financial needs and risk tolerance.



PRINCIPAL RISKS:


         ALL FUNDS:

         As with any mutual  fund,  you may lose money by  investing  in a Fund.
         Certain risks of loss are inherent in the Funds' international investment emphasis and in the way their portfolios are structured. Specifically, since the Funds' portfolios are comprised almost exclusively of the shares of other mutual funds that invest heavily in foreign securities, the ultimate performance of a Fund will depend upon the success of these underlying funds (and each underlying fund's performance will depend in turn on the foreign markets and securities in which the underlying fund is invested). Among the chief risks associated with this investment approach are the following:

               MANAGEMENT  RISK: The underlying  funds that comprise each Fund's portfolio are separately managed and their securities are purchased on the basis of a wide range of different investment strategies and management styles. An underlying fund's manager might not select securities that perform as well as the securities held by other mutual funds that are not investment options for the Funds, which would diminish the returns of those Funds that hold the underlying fund's shares. Each Fund's manager could also misjudge the expected investment performance of the underlying funds that are candidates for inclusion in the Fund's portfolio, resulting in similar performance shortfalls.

               GENERAL  MARKET RISK: It is always  possible that the  underlying funds  held in a  Fund's  portfolio  will  not  produce  favorable returns, even where "management risk" is not a factor. Specifically, the value of each underlying fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments. An underlying fund will experience some amount of price volatility that is driven by the extent to which its own investment portfolio is exposed to these various conditions. A Fund could therefore lose money at any time during which the underlying funds in which it is invested are not performing as well as expected.

               FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance favorably or unfavorably depending upon prevailing conditions at any given time.
              Among these potential risks are:

                   greater price volatility;

                   comparatively weak supervision and regulation of securities exchanges, brokers and issuers;

                   higher brokerage costs;

                   fluctuations in foreign currency exchange rates and related conversion costs;

                   adverse tax consequences; and

                   settlement delays.

         The risks of investing in foreign securities are more acute in countries with new or developing economies (see "Emerging Market Securities" in the "Additional Information About Investment Strategies And Risks" section).

         FUND-SPECIFIC RISKS:

         The degree to which each Fund is affected by the performance of a single underlying fund will depend upon the relative weight of the underlying fund's shares in the Fund's portfolio. The weightings for each Fund, by general underlying fund type, are captured by the percentage figures in the table that appears in the preceding section. Following is information about the general risks associated with each Fund's investment strategies. Other important information about the risks to which the Funds and their investors are exposed indirectly by virtue of the investment activities of the underlying funds appears in the section entitled "Additional Information About Investment Strategies And Risks".

               INTERNATIONAL  SOLUTIONS I - CONSERVATIVE GROWTH: By investing as much as 50% of its assets in international fixed income funds, this Fund will more susceptible than the other Funds to losses caused by a downturn in the international bond markets.

               INTERNATIONAL  SOLUTIONS II - BALANCED GROWTH: This Fund's higher emphasis (relative to the Conservative Growth Fund) on underlying funds that invest in equity securities make it less susceptible to bond market losses, but may lead to moderately increased volatility.

               INTERNATIONAL  SOLUTIONS III - MODERATE  GROWTH:  The  underlying funds that comprise this Fund invest more in equity securities than fixed income securities, which increases the Fund's exposure to downturns in the equity markets and is likely to cause the Fund to experience greater fluctuations in value.

               INTERNATIONAL  SOLUTIONS  IV -  LONG-TERM  GROWTH:  By  investing exclusively in underlying funds that in turn invest heavily in equity securities, this Fund is expected to be more volatile than those Funds with more balanced portfolios. This Fund also has a moderate emerging markets exposure, and is susceptible to the increased risks associated with those markets.

               INTERNATIONAL  SOLUTIONS V - AGGRESSIVE  GROWTH:  Since this Fund invests exclusively in equity underlying funds that may also have significant holdings in emerging markets securities, it is more susceptible to wide fluctuations in value than the other Funds.



FEES AND EXPENSES:


The following tables describe the fees and expenses that you may pay if you buy and hold a Fund's shares:


Shareholder Fees (fees paid directly from your investment):

------------ ----------------------- ---------------------- ------------------
                Maximum Sales          Maximum Deferred
                Charge (Load)            Sales Charge          [Maximum
              Imposed on Purchases       (Load) (as a          Account Fee]
All Funds:     (as a percentage          percentage of
               of offering price)      original purchase
                                            price
------------ --------------------- ------------------------ ------------------

Class A             5.75%                  None                   _____
Class B             None                   5.00%                  _____
Class C             None                   1.00%                  _____
Class I             None                   None                   _____
Advisor Class       None                   None                   _____


Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

   ---------------- -------------- --------------- ------------- ----------------- ----------------- ----------------

                                    Distribution                   Total Annual    Expenses Waived     Net Annual
                     Management        and/or         Other       Fund Operating          or         Fund Operating
                        Fees          Service      Expenses(1)     Expenses(1)     Reim-bursed(1)(2) Expenses(1)(2)
                                    (12b-1) Fees
   ---------------- -------------- --------------- ------------- ----------------- ----------------- ----------------
   International
   Solutions I
   -Conservative
   Growth:
     Class A            .10%           0.25%       ______%       ______%           ______%           ______%
     Class B            .10%           1.00%       ______%       ______%           ______%           ______%
     Class C            .10%           1.00%       ______%       ______%           ______%           ______%
     Class I            .10%            None       ______%       ______%           ______%           ______%
     Advisor Class      .10%            None       ______%       ______%           ______%           ______%

   International
   Solutions II
   -Balanced
   Growth:
     Class A            .10%           0.25%       ______%       ______%           ______%           ______%
     Class B            .10%           1.00%       ______%       ______%           ______%           ______%
     Class C            .10%           1.00%       ______%       ______%           ______%           ______%
     Class I            .10%            None       ______%       ______%           ______%           ______%
     Advisor Class      .10%            None       ______%       ______%           ______%           ______%

   International
   Solutions III
   -Moderate
   Growth:
     Class A            .10%           0.25%       ______%       ______%           ______%           ______%
     Class B            .10%           1.00%       ______%       ______%           ______%           ______%
     Class C            .10%           1.00%       ______%       ______%           ______%           ______%
     Class I            .10%            None       ______%       ______%           ______%           ______%
     Advisor Class      .10%            None       ______%       ______%           ______%           ______%

   International
   Solutions IV -
   Long-term
   Growth:
     Class A            .10%           0.25%       ______%       ______%           ______%           ______%
     Class B            .10%           1.00%       ______%       ______%           ______%           ______%
     Class C            .10%           1.00%       ______%       ______%           ______%           ______%
     Class I            .10%            None       ______%       ______%           ______%           ______%
     Advisor Class      .10%            None       ______%       ______%           ______%           ______%

   International
   Solutions V
   Aggressive
   Growth:
     Class A            .10%           0.25%       ______%       ______%           ______%           ______%
     Class B            .10%           1.00%       ______%       ______%           ______%           ______%
     Class C            .10%           1.00%       ______%       ______%           ______%           ______%
     Class I            .10%            None       ______%       ______%           ______%           ______%
     Advisor Class      .10%            None       ______%       ______%           ______%           ______%
   ---------------- -------------- --------------- ------------- ----------------- ----------------- ----------------

(1) Based on estimated amounts for each Fund's initial fiscal year ending December 31, 1999.

(2) Ivy Management, Inc., the Funds' Manager, has agreed to waive and/or reimburse each Fund's fees and expenses to the extent necessary to ensure that the Funds' Annual Fund Operating Expenses do not exceed the amounts shown in the far right column above.

Each Fund's shareholders will indirectly bear the Fund's proportionate share of fees and expenses charged by the underlying funds in which the Fund is invested. The range for the average weighted expense ratio borne by each Fund, based on the underlying funds' most recent annual reports, is expected to be as follows:
International Solutions I -- ___% - ___%; International Solutions II -- ___% - ___%; International Solutions III -- ___% - ___%; International Solutions IV --
___% - ___%; and International Solutions V -- ___% - ___%. (The expected expense ratios of the underlying funds are stated as a range since the average assets of the Fund invested in each of the underlying funds will fluctuate.)


EXAMPLES:

         The following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Each example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

--------------------------------- -------------------- --------------------
                                  One year:            Three years:
--------------------------------- -------------------- --------------------


International Solutions I -
Conservative Growth
     Class A*                           $647                 $801
     Class B                            $653 (1)             $774 (2)
     Class B (no redemption)            $153                 $474
     Class C                            $253 (3)             $574 (3)
     Class C (no redemption)            $153                 $474
     Class I**                          $ 42                 $132
     Advisor Class                      $ 51                 $160

International Solutions II -
Balanced Growth:
     Class A*                           $647                 $801
     Class B                            $653 (1)             $774 (2)
     Class B (no redemption)            $153                 $474
     Class C                            $253 (3)             $574 (3)
     Class C (no redemption)            $153                 $474
     Class I**                          $ 42                 $132
     Advisor Class                      $ 51                 $160

International Solutions III -
Moderate Growth:
     Class A*                           $647                 $801
     Class B                            $653 (1)             $774 (2)
     Class B (no redemption)            $153                 $474
     Class C                            $253 (3)             $574 (3)
     Class C (no redemption)            $153                 $474
     Class I**                          $ 42                 $132
     Advisor Class                      $ 51                 $160
     Advisor Class

International Solutions IV -
Long-term Growth:
     Class A*                           $647                 $801
     Class B                            $653 (1)             $774 (2)
     Class B (no redemption)            $153                 $474
     Class C                            $253 (3)             $574 (3)
     Class C (no redemption)            $153                 $474
     Class I**                          $ 42                 $132
     Advisor Class                      $ 51                 $160

International Solutions V  -
Aggressive Growth:
     Class A*                           $647                 $801
     Class B                            $653 (1)             $774 (2)
     Class B (no redemption)            $153                 $474
     Class C                            $253 (3)             $574 (3)
     Class C (no redemption)            $153                 $474
     Class I**                          $ 42                 $132
     Advisor Class                      $ 51                 $160
--------------------------------- -------------------- --------------------


           * Assumes deduction of the maximum 5.75% initial sales charge at the time of purchase and no deduction of a CDSC at the time of redemption.

         ** Class I shares are not subject to an initial sales charge at the time of purchase, nor are they subject to the deduction of a CDSC at the time of redemption.

         (1)      Assumes deduction of a 5% CDSC at the time of redemption.

         (2)      Assumes deduction of a 3% CDSC at the time of redemption.

         (3)      Assumes deduction of a 1% CDSC at the time of redemption.

          ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The central premise of the International Solutions asset allocation program is that a well diversified investment portfolio tends to be less volatile than a portfolio that emphasizes a particular type of investment category or technique, such as stocks, bonds, or a particular country or industry sector. Consistent with this premise, the Funds seek a high level of diversification for investors at most levels of risk tolerance by investing in a broad array of mutual funds that are each managed separately and invest in many different types of securities and foreign markets. What differentiates each Fund from the other four is largely a matter of the relative mix of equity and fixed income underlying funds held in the Fund's portfolio. Historically, foreign equity securities have been considered a less risky than international investment-grade bonds, and each Fund's investment strategy is tailored accordingly in light of the Fund's particular investment objective.

INVESTMENT STRATEGY AND RISK PROFILES:

     INTERNATIONAL SOLUTIONS I - CONSERVATIVE GROWTH: The primary investment objective of the Conservative Growth Fund is capital preservation with moderate current income, and secondarily capital appreciation. A number of the underlying funds that make up the Conservative Growth Fund invest primarily in fixed income securities, with limited exposure to equity securities and their associated volatility. Because the Conservative Growth Fund has the highest weighting in foreign bonds among the five Funds, it is expected to bear the lowest relative overall risk. The Fund will have a moderate degree of exposure to the international equity markets, however, making the Fund potentially more volatile that a mutual fund that invests exclusively in fixed income securities or has some portion of its assets invested in the United States.

     INTERNATIONAL SOLUTIONS II - BALANCED GROWTH: The primary investment objective of the Balanced Growth Fund is a balance of capital appreciation and capital preservation, with moderate current income. The Fund's portfolio of underlying funds is designed to expose the Fund to the growth opportunities that equity investing offers while preserving some degree of the stability historically associated with fixed income securities. The Fund's higher emphasis (relative to International Solutions I Fund) on underlying funds that invest in equity securities may lead to moderately increased volatility, but its equal emphasis on fixed income securities reduces its overall risk relative to the Moderate, Long-Term Growth and Aggressive Growth Funds.

     INTERNATIONAL SOLUTIONS III - MODERATE GROWTH: The investment objective of the Moderate Growth Fund is primarily capital appreciation, with preservation of capital as secondary to this primary objective. The underlying funds that make up the Moderate Growth Fund invest primarily in equity securities, with some exposure to fixed income securities intended to mitigate losses that may occur in the equity markets.

     INTERNATIONAL SOLUTIONS IV - LONG-TERM GROWTH: The primary investment objective of the Long-Term Growth Fund is capital appreciation without regard to current income. The underlying funds that make up the Long-Term Growth Fund invest primarily in equity securities, which are likely to cause greater fluctuations in the Fund's share price than would be the case with International Solutions I, II and III (which have varying degrees of exposure to the historically more stable fixed income markets). The Long-Term Growth Fund also has a moderate to high weighting in emerging markets (but less than the Aggressive Growth Fund).

     INTERNATIONAL SOLUTIONS V - AGGRESSIVE GROWTH: The investment objective of the Aggressive Growth Fund is aggressive capital appreciation without regard to current income. The underlying funds that comprise the Aggressive Growth Fund may have significant holdings in emerging markets securities, which historically have incurred greater social, political and economic risk than developed markets and are therefore more volatile.

     Each Fund may from time to time take a temporary defensive position and invest without limit in U.S. government securities and short-term commercial paper. When a Fund assumes such a defensive position it may not achieve its investment objective. Of course, there can be no guarantee that a Fund will achieve its investment objective even when it is not assuming a defensive position.


INVESTMENT RISKS OF THE UNDERLYING FUNDS:

     The main risks associated with investing in each Fund, such as "management risk", "market risk" and "foreign securities risk", are described in the "Principal Risks" section on page ___ of this Prospectus. Because the return on your investment is tied so closely to the performance of the underlying funds, following is a description of the types of securities in which the underlying funds principally invest and their associated risks. The Funds most likely to be affected by each investment technique are also indicated.

     COMMON STOCKS: Many of the underlying funds invest primarily in common stock. Common stock can be issued by companies to raise cash, and represents a proportionate ownership interest in the issuing company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

     Most likely to be affected: All Funds.

     DEBT SECURITIES: Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. For example, as interest rates decline the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. A Fund's portfolio is therefore susceptible to the decline in value of the fixed income funds in which it invests in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities tend to be more volatile than bonds with shorter maturities.

     Some of the underlying funds may invest a significant portion of their assets in low-rated debt securities (sometimes referred to as "high yield" or "junk" bonds). In general, low-rated debt securities offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the returns of any underlying fund that holds them in its portfolio.

     An underlying fund may also have significant holdings in sovereign debt. For a variety of reasons (such as cash flow problems, limited foreign reserves, and political constraints), the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due. A governmental entity's ability to honor its debt obligations to an underlying fund may also be contingent on its receipt from others (such as the International Monetary Union and more solvent foreign governments) of specific disbursements, which may in turn be conditioned on the perceived health of the governmental entity's economy and/or its implementation of economic reforms. If any of these conditions fail, an underlying fund could lose the entire value of its investment for an indefinite period of time.

     Most likely to be affected: International Solutions I and II.

     FOREIGN SECURITIES, IN GENERAL: Because of the international emphasis of the International Solutions asset allocation strategy, all of the Funds will have significant exposure to foreign securities regardless of the relative weight in the Funds' portfolios of fixed income and equity-oriented underlying funds.

     Investments in foreign securities involve an array of economic, financial and political considerations not typically associated with U.S. markets, which may affect an underlying fund's performance favorably or unfavorably, depending upon prevailing conditions at any given time. For example, foreign investing may involve brokerage costs and tax considerations that are not usually present in the U.S. markets. The securities markets of certain foreign countries may also be smaller, less liquid and subject to greater price volatility that the U.S. markets.

     Other factors that can affect the value of foreign securities held by the underlying funds include:

     currency fluctuations, blockages, conversion costs or transfer restrictions (see "Foreign Currencies" below);

     comparatively weak government supervision and regulation of securities exchanges, brokers and issuers;

     non-uniform accounting, auditing and financial reporting standards;

     unavailability of information about an issuer's securities and business operations; and

     settlement delays (which can cause an underlying fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion, resulting in a loss if the value of the securities subsequently declines).

     Most likely to be affected: All Funds.

     EMERGING MARKET SECURITIES: The risks of investing in foreign securities are heightened in countries with new or developing economies. Among these additional risks are the following:

     securities that are even less liquid and more volatile than those in more developed foreign countries;

     less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);

     increased settlement delays;

     unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);

     restrictions on repatriation of capital;

     unusually large currency fluctuations and currency conversion costs (see "Foreign Currencies" below); and

     high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

     Most likely to be affected: International Solutions IV and V.

     FOREIGN CURRENCIES: Investing in foreign securities typically involves the use of foreign currencies. The value of an underlying fund's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

     Most likely to be affected: All Funds.

     DEPOSITORY INSTRUMENTS: Many of the underlying funds invest in foreign securities through the mechanism of sponsored and unsponsored "depository receipts" and "depository shares," which are instruments that evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored depository programs are organized independently without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.


     Most likely to be affected: All Funds.

     OTHER RISKS: The underlying funds can use a wide range of other investment techniques to achieve their respective investment objectives, including zero coupon bonds, illiquid securities, repurchase agreements, and derivative transactions (such as options, futures, and foreign currency transactions). The risks associated with these various techniques are described in each underlying fund's prospectus, and some are summarized in the Funds' Statement of Additional Information (which is available on request and without charge from the Funds' distributor at the address printed on the back cover page). Any of these investment techniques could cause an underlying fund to lose money if not used successfully or if they are not practically available for investment purposes at a time when their use would benefit the underlying fund.

     The underlying funds that comprise each Fund's portfolio are listed in the Fund's financial statements, which are available to shareholders upon request and without charge as soon as they are available after the close of the annual or semi-annual period to which they relate. The investment objectives and principal investment strategies of the underlying funds are summarized in Appendix A to this Prospectus.

OTHER IMPORTANT INFORMATION:


         YEAR 2000 RISKS: Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The inability of computer-based systems to make this distinction could have a seriously adverse effect on the handling of securities trades, pricing and account services worldwide. The Funds' service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. The Funds believe these steps will be sufficient to avoid any material adverse impact on the Funds. At this time, however, there can be no assurance that significant problems will not occur (which either directly or indirectly could cause a Fund to lose money).


         EURO CONVERSION RISKS: On January 1, 1999, a new European currency called the "Euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the Euro, including circulation of Euro bills and coins, will occur during the period from January 1, 1999 through December 31, 2001. Certain European Union (EU) members, including the United Kingdom, did not officially implement the Euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. Where this occurs, the underlying funds (and hence the Funds that hold their shares) could experience investment losses.

                                   MANAGEMENT

INVESTMENT ADVISOR:

         Ivy Management, Inc. ("IMI"), located at Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, provides business and asset allocation services to the Funds. IMI is an SEC-registered investment advisor with over $4.6 billion in assets under management, and also advises and provides business management services to the Ivy Funds. A team of investment professionals, including one or more asset allocation specialists, selects the underlying funds that comprise each Fund's portfolio and determines when rebalancing of the relative mix of funds within a Fund's portfolio may be appropriate in light of prevailing market conditions. For its services, each Fund pays IMI a fee at the annual rate of 0.10% of the Fund's average daily net asset value.



                             SHAREHOLDER INFORMATION

PRICING OF FUND SHARES:


         Each Fund calculates its share price by dividing the value of its net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday). The value of a Fund's net assets on any given day is based almost entirely on the net asset value of the Underlying Funds whose shares are held in the Fund's portfolio. Each Underlying Fund is responsible for determining its own net asset value on any given day.


         The number of shares you receive when you place an order for Fund shares is based on the Fund's net asset value next determined after your order is received by Ivy Mackenzie Services Corp. (the Funds' transfer agent) or by your registered securities dealer. If you are buying Class A shares, the number of shares you receive will be reduced by an amount that is equal to the value of the front-end sales charge that applies to Class A shares (see "Distribution Arrangements" below).

HOW TO PURCHASE FUND SHARES:

         Purchasing Fund shares involves "Choosing the Appropriate Class of Shares" and "Submitting Your Purchase Order". Please read these sections below carefully before investing.

         Choosing The Appropriate Class Of Shares - Each Fund offers five different classes of shares referred to as Class A, Class B, Class C, Class I and Advisor Class, the essential features of which are as follows (if you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are purchasing Class A shares):

               Class A Shares: Class A shares are sold at net asset value plus a maximum sales charge 5.75% of (the "offering price"). The sales charge may be reduced or eliminated if certain conditions are met (see "Additional Purchase Information" below). Class A shares are also subject to a .25% annual service fee payable under a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

               Class B Shares:  Class B shares are  offered  at net asset  value without an initial sales charge, but subject to a contingent deferred sales charge ("CDSC") that declines from 5% to zero on certain redemptions within 6 years of purchase. Class B shares are also subject to a .75% Rule 12b-1 distribution fee and a .25% Rule 12b-1 service fee, and convert automatically into Class A shares 8 years after purchase.

               Class C Shares:  Class C shares are  offered  at net asset  value without an initial sales charge, but subject to a CDSC of 1% for redemptions within the first year of purchase. Class C shares are also subject to a .75% Rule 12b-1 distribution fee and a .25% Rule 12b-1 service fee.

               Class I And  Advisor  Class  Shares:  Class I and  Advisor  Class
              shares are offered to certain classes of investors at net asset value without any sales load or Rule 12b-1 fees (see "How to Buy Shares" below).

         The following table displays the various investment minimums, sales charges and expenses that apply to each class.


---------------- --------------- ------------ ---------- -------- -------------
                 Class A         Class B      Class C     Class I  Advisor Class
---------------- --------------- ------------ ---------- -------- --------------
---------------- --------------- ------------ ---------- -------- --------------
Minimum
Initial          $1,000          $1,000       $1,000     $5,000,000   $10,000
Investment*
---------------- --------------- ----------- ----------- --------- -------------
---------------- --------------- ----------- ----------- --------- -------------
Minimum
Subsequent       $   25          $   25       $   25     $ 10,000   $   250
Investment*
---------------- --------------- ----------- ---------- ---------- ------------
---------------- --------------- ----------- ---------- ---------- ------------
Initial Sales    Maximum         None         None         None       None
Charge           5.75%, with
                 options for a
                 reduced or
                 waiver of
                 initial sales
                 charge
---------------- --------------- ------------ ------------- --------- ----------
---------------- --------------- ------------ ------------- --------- ----------
CDSC             None, except    Maximum 5%,   1.00% for     None         None
                 on certain        but         the first
                 NAV purchases   declining     year
                                 over six
                                 years.
---------------- --------------- ------------ ---------------- ------- ---------
---------------- --------------- ------------ ---------------- ------- ---------
Service and      0.25% Service   0.25% Service   0.25% Service  None      None
Distribution     fee             fee and 0.75%   fee and 0.75%
Fees                             Distribution    Distribution
                                 fee             fee
---------------- --------------- ------------ ---------------- ------- ---------

   * Minimum initial and subsequent investments for retirement plans are $25.

         ADDITIONAL PURCHASE INFORMATION:

               Class A  Shares - Class A  shares  are sold at a public  offering price equal to their net asset value per share ("NAV") plus an initial sales charge, as set forth below (which is reduced as the amount invested increases):

--------------------------- ----------------- ---------------- -----------------
                            Sales Charge as    Sales Charge       Portion of
                            a Percentage of        as a        Public Offering
                            Public Offering    Percentage of    Price Retained
Amount Invested                  Price          Net Amount        by Dealer
                                                 Invested
--------------------------- ----------------- ---------------- -----------------
--------------------------- ----------------- ---------------- -----------------
Less than $50,000                5.75%             6.10%            5.00%
--------------------------- ----------------- ---------------- -----------------
--------------------------- ----------------- ---------------- -----------------
$50,000 but less than            5.25%             5.54%            4.50%
$100,000
--------------------------- ----------------- ---------------- -----------------
--------------------------- ----------------- ---------------- -----------------
$100,000 but less than           4.50%             4.71%            3.75%
$250,000
--------------------------- ----------------- ---------------- -----------------
--------------------------- ----------------- ---------------- -----------------
$250, 000 but less than          3.00%             3.09%            2.50%
$500,000
--------------------------- ----------------- ---------------- -----------------
$500,000 or over*                0.00%             0.00%            0.00%
--------------------------- ----------------- ---------------- -----------------

              * See "How to Eliminate Your Initial Sales Charge" below

              Class A shares that are acquired through reinvestment of dividends or distributions are not subject to an initial sales charge.

              HOW TO REDUCE YOUR INITIAL SALES CHARGE:

                   "Rights of Accumulation"  permits you to pay the sales charge that applies to the cost or value (whichever is higher) of all Mackenzie Solutions Class A shares you own.

                   A "Letter of Intent" permits you to pay the sales charge that would apply to your cumulative purchase of Fund shares over a 13-month period (certain restrictions apply).

              HOW TO ELIMINATE YOUR INITIAL SALES CHARGE:

              You may purchase Class A shares at NAV (without an initial sales charge or a CDSC) through any one of the following methods:

                  through certain investment advisors and financial planners who charge a management, consulting or other fee for their services; under certain qualified retirement plans;

                   as an employee or director of Mackenzie Investment Management Inc. or its affiliates, or as an employee of a selected dealer;

                  through the Merrill Lynch Daily K Plan (the "Plan") provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.

              You may also purchase Class A shares at NAV if you are investing at least $500,000 through a dealer or agent. A CDSC of 1% applies if you redeem your shares within 24 months after the end of the calendar month in which the purchase was made to compensate the Funds' distributor for the up-front commission it pays out of its own resources to compensate the selling dealer for its distribution assistance, as follows:

------------------------------- -------------------------------
       Purchase Amount                    Commission
------------------------------- -------------------------------
------------------------------- -------------------------------
       First $3,000,000                     1.00%
------------------------------- -------------------------------
------------------------------- -------------------------------
       Next $2,000,000                      0.50%
------------------------------- -------------------------------
------------------------------- -------------------------------
       Over $5,000,000                      0.25%
------------------------------- -------------------------------

              Certain trust companies, bank trust departments, credit unions, savings and loans and other similar organizations may be also exempt from the initial sales charge on Class A shares.

               Class B and Class C Shares - Class B and  Class C shares  are not subject to an initial sales charge but are subject to a CDSC. If you redeem your Class C shares within one year of purchase they will be subject to a CDSC of 1%, and Class B shares redeemed within six years of purchase will be subject to a CDSC at the following rates:

                                  --------------------- --------------------
                                                             CDSC as a
                                                           Percentage of
                                                           Dollar Amount
                                                         Subject to Charge
                                  Year Since Purchase
                                  --------------------- --------------------
                                  First                         5%
                                  --------------------- --------------------
                                  --------------------- --------------------
                                  Second                        4%
                                  --------------------- --------------------
                                  --------------------- --------------------
                                  Third                         3%
                                  --------------------- --------------------
                                  --------------------- --------------------
                                  Fourth                        3%
                                  --------------------- --------------------
                                  --------------------- --------------------
                                  Fifth                         2%
                                  --------------------- --------------------
                                  --------------------- --------------------
                                  Sixth                         1%
                                  --------------------- --------------------
                                  --------------------- --------------------
                                  Seventh and                   0%
                                  thereafter
                                  --------------------- --------------------

              The CDSC for both Class B and Class C shares will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No charge will be assessed on increases in account value above the original purchase price or on reinvested dividends and distributions.

              The CDSC for Class B shares is waived for:

                   Certain  post-retirement  withdrawals  from  an IRA or  other retirement plan if you are over 59 1/2 years old.

                   Redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers.

                   Redemption   resulting  from  a  tax-free  return  of  excess
                   contribution to an IRA.

                   Withdrawals  resulting from  shareholder  death or disability provided that the redemption is requested within one year of death or disability.

                   Withdrawals  through the Systematic  Withdrawal Plan of up to
                  12% per year of your account value at the time the plan is established.


              Both Class B shares and Class C shares are subject to an ongoing service and distribution fee at a combined annual rate of up to 1.00% of a Fund's average net assets attributable to its Class B or Class C shares. The ongoing distribution fees will cause these shares to have a higher expense ratio than the expense ratio for Class A, Class I and Advisor Class shares. Ivy Mackenzie Distributors, Inc. ("IMDI"), the Funds' distributor, uses the money that it receives from the deferred sales charge and the distribution fees to cover various promotional and sales related expenses, as well as expenses related to providing distributions services, such as compensating selected dealers and agents for selling these shares.


              Approximately eight years after the original date of purchase, your Class B shares will be converted automatically to Class A shares. Class A shares are subject to lower annual expenses than Class B shares. The conversion from Class B shares to Class A shares is not considered a taxable event for federal income tax purposes. Class C shares do not have a similar conversion privilege.

               Class I and Advisor  Class - Class I shares are  offered  only to institutions and certain individuals, and are not subject to an initial sales charge or a CDSC, nor to ongoing service or distribution fees. Advisor Class shares are offered only to certain retirement plan trustees and financial advisors. Class I and Advisor class shares also bear lower fees than Class A, Class B and Class C shares.

SUBMITTING YOUR PURCHASE ORDER:

         INITIAL INVESTMENTS:

         Complete and sign the Account Application appearing at the end of this Prospectus. Enclose a check payable to International Solutions (see page [XX] for minimum initial investments.) Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:

         By Regular Mail:                     By Courier:

         Ivy Mackenzie Services Corp.         Ivy Mackenzie Services Corp.
         P.O. Box 3022                        700 South Federal Hwy.
         Boca Raton, FL 33431-0922            Boca Raton, FL 33432


BUYING ADDITIONAL SHARES:

         There are many ways to increase your investment in a Fund:

               By  Mail - Send  your  check  with a  completed  investment  slip
              (attached to your account statement) or written instructions indicating the account registration, fund number or name, and account number.
              Mail to one of the addresses above.

               Through Your Broker - Deliver to your  registered  representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

               By Wire -  Purchases  may also be made by wiring  money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at (800) 777-6472. Wiring instructions are as follows:

                      First Union National Bank of Florida
                                Jacksonville, FL
                                 ABA #063000021
                             Account #2090002063833
                             For further credit to:
                     Your Mackenzie Solutions Account Number
                       Your Fund Number and Account Number

               By Automatic  Investment Method - You can authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your International Solutions account. Complete sections [XX] and [XX] of the Account Application.

HOW TO REDEEM YOUR FUND SHARES:

         SUBMITTING YOUR REDEMPTION ORDER:

         You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for properly transmitting redemption orders in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:


               By Mail - Send your written  redemption request to IMSC at one of the addresses on page XX of this Prospectus. Be sure that all registered owners listed on the account sign the request. Signature guarantees and supporting legal documentation may be required. When you redeem, IMSC will normally send redemption proceeds to you on the next business day, but may take up to seven days (or longer in the case of shares recently purchased by check).


               By  Telephone  - Call IMSC at (800)  777-6472 to redeem from your account. In order to process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.


               By Systematic  Withdrawal  Plan (SWP) - You can authorize to have funds electronically drawn each month from your International Solutions account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete sections XX of the Account Application to add this feature to your account.


         Receiving Your Redemption Proceeds - You can receive redemption proceeds through a variety of payment methods:

               By  Check -  Unless  otherwise  instructed,  checks  will be made payable to the current account registration and sent to the address of record.

               By  Federal  Funds  Wire -  Proceeds  will be  wired  on the next business day to a pre-designated bank account. Requests by telephone can only be accepted for amounts up to $50,000. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

               By Electronic Funds Transfer - For SWP redemptions only.


         IMPORTANT REDEMPTION INFORMATION:

               A CDSC may apply to certain Class A share redemptions, to Class B shares redeemed within 6 years of purchase, and to Class C shares that are redeemed within one year of purchase.


              All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by IMSC by 4:00 p.m. Eastern time to be processed at the NAV for that day. Any redemption request that is received after 4:00 p.m. Eastern time will be processed at the price determined on the following business day.


              If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees.

              Any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.

              A  Fund  may  (on  60  days'  notice)   redeem  the  accounts  of
              shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.


              A Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.


HOW TO EXCHANGE YOUR FUND SHARES:

         Shares of a Fund may be exchanged for shares of another Fund, subject to certain restrictions (see "Important Exchange Information" below).

         Submitting Your Exchange Order - You may submit an exchange request to IMSC as follows:

               By Mail - Send your  written  exchange  request to IMSC at one of the addresses on page XX of this Prospectus. Be sure that all registered owners listed on the account sign the request.

               By  Telephone  - Call  IMSC at (800)  777-6472  to  authorize  an exchange transaction. In order to process your exchange order by telephone, you must have telephone exchange privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

         IMPORTANT EXCHANGE INFORMATION:

               You must exchange into the same share class you currently own.

               Exchanges  are  considered  taxable  events  and may  result in a capital gain or a capital loss for tax purposes.


               It is the  policy  of the  Funds  to  discourage  the  use of the exchange privilege for the purpose of timing short-term market fluctuations. A Fund may therefore limit the frequency of exchanges by a shareholder or cancel a shareholder's exchange privilege if at any time it appears that such market timing strategies are being used.


DIVIDENDS AND DISTRIBUTIONS:

               Each Fund generally  declares and pays dividends and capital gain distributions (if any) at least once a year.

               Dividends and  distributions  are "reinvested" in additional Fund shares unless you request to receive them in cash.

               Reinvested  dividends and distributions are added to your account at NAV and are not subject to a CDSC regardless of which share class you own.

               Cash dividends and distributions can be sent to you:

              BY MAIL - a check will mailed to the address of record unless otherwise instructed.

              BY ELECTRONIC FUNDS TRANSFER ("EFT") - your proceeds will be directly deposited into your bank account.

              To change your dividend and/or distribution  options, call IMSC at
              (800) 777-6472.

TAX CONSEQUENCES:


         Dividends paid out of a Fund's net investment income (including ordinary income dividends received by the Fund from an underlying fund) and net short-term capital gains will be taxable to you as ordinary income. If an underlying fund in which a Fund invests derives dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. Distributions of net long-term capital gains earned by a Fund (including long-term capital gain distributions received by the Fund from an underlying fund) are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Fund distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

         A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

         Each year the Funds will notify you of the tax status of dividends and other distributions.

         Upon the sale or other disposition of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.

         Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

         Fund distributions also may be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a Fund.


                                                     * * * * *

                             INTERNATIONAL SOLUTIONS

                               ACCOUNT APPLICATION


         Please mail applications and checks to: Ivy Mackenzie Services Corp., P.O. Box 3022, Boca Raton, FL 33431-0922.

             (This application should not be used for retirement accounts for which Ivy is custodian.)

Account Number:

(Fund Use Only)

Dealer #:
Branch #:
Rep. I.D. #:
Acct. Type:
Soc Cd:
Div Cd:
CG Cd:
Exc Cd:
Red Cd:

1.       REGISTRATION

         / / Individual / / Joint Tenant / / Estate / / UGMA/UTMA / / Corporation / / Partnership / / Sole Proprietor / / Trust / / Other

         Date of Trust
         Owner, Custodian or Trustee
         Co-owner or Minor
         Minor's State of Residence
         Street
         City
         State
         Zip Code
         Phone Number -- Day
         Phone Number -- Evening

2.       TAX ID

         Citizenship: / / U.S. / / Other ________________

         Social Security Number

         Tax Identification Number

         Under penalties of perjury, I certify by signing in Section 8 below that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Tax Consequences" section of the Prospectus for additional information on completing this section.

3.       DEALER INFORMATION

         The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

         Dealer Name
         Branch Office Address
         City
         State
         Zip Code
         Representative's Name and Number
         Representative's Phone Number
         Authorized Signature of Dealer

4.       INVESTMENTS

         A.       Enclosed  is  my  check  ($1,000   minimum)  made  payable  to
                  International Solutions. Please invest it in Class A __ Class B __ Class C __ Class I __or Advisor Class __ shares.


                  $    International Solutions I - Conservative Growth

       $  __________________ International Solutions II - Balanced Growth

       $  __________________ International Solutions III - Moderate Growth

       $  __________________ International Solutions IV - Long-Term Growth

       $  __________________ International Solutions V - Aggressive Growth

         B. I qualify for an elimination of the sales charge due to the following privilege (applies only to Class A shares):

                  __       New  Letter  of  Intent  (if ROA or  90-day  backdate
                           privilege   is   applicable,    provide    account(s)
                           information below.)
                  __       ROA with the account(s) listed below.
                  __       Existing Letter of Intent with account(s) listed
                           below.

                  Fund Name(s)

                  Account Number(s)

                  If establishing a Letter of Intent, you will need to purchase Class A shares over a thirteen-month period in accordance with the provisions in the Prospectus. The Aggregate amount of these purchases will be at least equal to the amount indicated below (see Prospectus for minimum amount required for reduced sales charges).

                  /  /     $50,000
                  /  /     $100,000
                  /  /     $250,000
                  /  /     $500,000

         C.       FOR DEALER USE

                  Confirmed trade orders: [Confirm Number, Number of Shares, Trade Date]

5.       DISTRIBUTION OPTIONS

         I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

                  / / Reinvest all dividends and capital gains into additional shares of a different International Solutions fund.

                  Fund Name
                  Account Number

                  / / Pay all dividends in cash and reinvest capital gains into additional shares in this Fund or a different International Solutions fund.

                  Fund Name
                  Account Number

                  /  /     Pay all dividends and capital gains in cash.

                  I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN C OR D ABOVE, BE:

                  /  /     Sent to the address listed in the registration.

                 /  /      Sent to the special payee listed in Section 7A
                 /  /      (By Mail) 7B
                 /  /      (By E.F.T.)

6.       OPTIONAL SPECIAL FEATURES

         A.       /  /     Automatic Investment Method (AIM)

         - I wish to invest _________________ / / once per month / / twice / / 3 times / / 4 times

         - My bank account will be debited on the _________ day of the month

                  Please invest $___________________ each period starting in the month of __________________ in

                     ---------------------------.
                                    Fund Name

                  /  /     Class A
                  /  /     Class B
                  /  /     Class C
                  /  /     Class I
                  /  /     Advisor Class


                  / / I have attached a voided check to ensure my correct bank account will be debited.

         B.       SYSTEMATIC WITHDRAWAL PLANS**

     I wish to automatically withdraw funds from my account in ____________________ Fund Name

     /  / Monthly    /  / Quarterly    /  /Semiannually    /  / Annually

     /  / Once    /  / Twice    /  / 3 times    /  / 4 times per month

     I request the distribution be:

     /  /     Sent to the address listed in the registration.
     /  /     Sent to the special payee listed in Section 7.
     /  /     Invested into additional shares of the same class of a different
              International Solutions fund.

     Fund Name
     Account Number
     Amount $__________________(Minimum $50) starting on or about the

     -_______ day of the month
     -_______ day of the month
     -_______ day of the month*

         NOTE: Account minimum: $5,000 in shares at current offering price

         C.       FEDERAL FUNDS TRANSFER FOR REDEMPTION PROCEEDS**

                  I authorize the Agent to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (Complete Section 7B)

                  TELEPHONE EXCHANGES**    /  / YES         /  / NO

                  I authorize  exchanges  by telephone  among the  International
                  Solutions funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

                  If neither box is checked, the telephone exchange privilege will be provided automatically.

                  TELEPHONIC REDEMPTIONS** /  / YES         /  / NO

                  The Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

                  If neither box is checked, the telephone redemption privilege will be provided automatically.

                  * There must be a period of at least seven calendar days between each investment/withdrawal period.

                  ** This option may not be used if shares are issued in certificate form.

7.       SPECIAL PAYEE

         A.       MAILING ADDRESS

                  Please send all disbursements to this special payee:

                  Name of Bank or Individual
                  Account Number (If Applicable)
                  Street
                  City/State/Zip

         B.       FED WIRE / E.F.T. INFORMATION

                  Financial Institution
                  ABA #
                  Account #
                  Street
                  City/State/Zip
                  (Please attach a voided check)

8.       SIGNATURES

         Investors  should be aware  that the  failure  to check the "No"  under
         Section 6D or 6E above means that the Telephone Exchange/Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to Exchange Your Fund Shares" and "How to Redeem Your Fund Shares" in the Prospectus for more information on these privileges.

         I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
         Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

         THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

         ------------------------------
         Signature of Owner, Custodian,                                Date
         Trustee or Corporate Officer


         ------------------------------
         Signature of Joint Owner,                                     Date
         Co-Trustee or Corporate Officer

                          (Remember to sign Section 8)

     APPENDIX A: INVESTMENT OBJECTIVES AND POLICIES OF THE UNDERLYING FUNDS

         Following is a brief description of the investment objectives and principal investment policies of the underlying funds. The risks associated with certain of these investment practices are described in the SAI. The following information and the risk information contained in the SAI is merely a summary and should not be relied upon as a complete statement of the investment techniques that the underlying funds may use to achieve their respective investment objectives. Additional information about the Ivy Funds may be obtained by calling or writing to the Distributor at the phone number and address printed on the back cover page of this Prospectus. Contact information relating to the other underlying funds is also available through the Distributor.

EQUITY UNDERLYING FUNDS:

          IVY INTERNATIONAL FUND II has a principal objective of long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. The Fund normally invests at least 65% of its total assets in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. Other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include: sponsored and unsponsored depository receipts, cash or cash equivalents (such as commercial paper and short-term notes), foreign currency exchange transactions, forward foreign currency exchange transactions, shares of other investment companies, illiquid securities, put and call options on securities and stock indices, transactions in and options on stock futures and foreign currency futures contracts.

          IVY INTERNATIONAL SMALL COMPANIES FUND has a principal investment objective of long-term growth primarily through investment in foreign equity securities. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in common and preferred stocks (and securities convertible into common stocks) of foreign issuers having total market capitalization of less than $1 billion. Other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include: sponsored and unsponsored depository receipts, illiquid securities, shares of other investment companies, derivative transactions (such as foreign currency transactions, forward foreign currency contracts, and options on securities, stock indices, stock futures and foreign currency futures), and cash and cash equivalents (such as commercial paper and short-term notes).

          IVY PAN-EUROPE FUND has a principal investment objective of long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund normally invests 65% of its total assets in the equity securities of European companies. The Fund may also invest up to 35% of its total assets in the equity securities of issuers domiciled outside of Europe. The Fund does not expect to concentrate its investments in any particular industry. Other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include: investment grade debt securities, cash or cash equivalents, short-term notes, repurchase agreements,  domestic  or  foreign  commercial  paper,  shares of other investment companies, illiquid securities, stock index futures contracts, and put and call options on securities and stock indices.

          [Unaffiliated underlying funds to be added by amendment.]

EMERGING MARKET UNDERLYING FUNDS:

          IVY ASIA PACIFIC FUND has a primary investment objective of long-term growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in securities issued in Asia-Pacific countries, which are defined to include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Normally, the Fund is invested at all times in at least three Asia-Pacific countries. The Fund does not normally concentrate its investments in any particular industry. Other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include: warrants, cash and cash equivalents, commercial paper, short-term notes, illiquid securities, foreign currency exchange transactions, forward foreign currency contracts, stock index and foreign currency futures contracts, and shares of other investment companies that invest in Asia-Pacific countries.

          IVY CHINA REGION FUND has a principal investment objective of long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in equity securities of companies that are expected to benefit from the economic development and growth of China, Hong Kong and Taiwan. A significant percentage of the Fund's assets may also be invested in the securities markets of South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines (collectively, with China, Hong Kong and Taiwan, the "China Region"). The Fund may invest 25% or more of its total assets in the securities of issuers located in any one China Region country, and may have more than 50% of its total assets in Hong Kong. The balance of the Fund's assets ordinarily are invested in (i) certain investment-grade debt securities and (ii) the equity securities of companies whose current or expected performance is judged by IMI to be strongly associated with the China Region. Other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include: sponsored and unsponsored depository receipts, foreign currency exchange transactions, forward foreign currency contracts, illiquid securities and shares of other investment companies.

          IVY DEVELOPING NATIONS FUND has a principal objective of long-term growth. Consideration of current income is secondary to this principal objective. The Fund normally invests at least 65% of its total assets in the equity securities of companies that the Fund's manager believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be "developing" or "emerging" by the World Bank and the International Finance Corporation, or (ii) are classified by the United Nations (or otherwise regarded by their authorities) as "emerging." The Fund normally invests its assets in the securities of issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. Other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include: debt securities of government or corporate issuers in emerging market countries, equity and debt securities of issuers in developed countries (including the United States), cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.

          IVY SOUTH AMERICA FUND has an investment objective of long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund normally invests at least 65% of its total assets in securities issued in South America. The Fund may, however, participate in markets throughout Latin America, which for purposes of this Prospectus is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean, and it is expected that the Fund will be invested at all times in at least three countries. Under present conditions, the Fund expects to focus its investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela. The Fund does not expect to concentrate its investments in any particular industry.

          [Unaffiliated underlying funds to be added by amendment.]

FIXED INCOME FUNDS:

          IVY INTERNATIONAL STRATEGIC BOND FUND seeks total return by investing primarily in the debt securities of foreign issuers and, consistent with that objective, to maximize current income. The Fund seeks to achieve its objectives by investing primarily in a managed portfolio of high quality bonds denominated in foreign currencies. At least 65% of the Fund's total assets will normally be invested in bonds of foreign issuers. Other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include: other debt securities, including those issued in the U.S. and/or that are convertible into common stock, as well as high yield (or "junk") bonds and zero coupon bonds; options, futures, forward foreign currency contracts and other derivatives transactions; short sales of securities; and short-term obligations denominated in U.S. and foreign currencies (including, but not limited to, bank deposits, bankers' acceptances, certificates of deposit, commercial paper, short-term government, government agency, supranational agency and corporate obligations, and repurchase agreements).

          [Unaffiliated underlying funds to be added by amendment.]

     For temporary or emergency purposes or to assume a defensive position when market conditions warrant, an underlying fund may, to the extent described in its prospectus, (i) borrow money from banks and (ii) invest without limit in cash, U.S. government securities, commercial paper and similar money market securities.

                                [Back Cover Page]



                RECEIVING ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional information about the Funds and their investments is contained in the Statement of Additional Information for the Funds dated April ___, 1999 (the "SAI"), which is incorporated by reference into this Prospectus and is available upon request and without charge from the Distributor at the following address and phone number:


                        Ivy Mackenzie Distributors, Inc.
                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 (800) 456-5111

Information about the Funds (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-800-SEC-0330 for further details). Information about the Funds is also available on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


                              SHAREHOLDER INQUIRIES

Please call Ivy Mackenzie Services Corp., the Funds' transfer agent, at 1-800-777-6472 regarding any other inquiries about the Funds.



Investment Company Act File No. _____________

                             INTERNATIONAL SOLUTIONS

                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432

                 International Solutions I - Conservative Growth
                  International Solutions II - Balanced Growth
                  International Solutions III - Moderate Growth International Solutions IV - Long-Term Growth International Solutions V - Aggressive Growth


                       STATEMENT OF ADDITIONAL INFORMATION

                                 April ___, 1999



         This Statement of Additional Information ("SAI") describes the five investment portfolios (the "Funds") that comprise the International Solutions asset allocation program of Mackenzie Solutions (the "Trust"). The International Solutions program is designed to enable investors to tailor their exposure to different investment techniques and related risks by investing in a single Fund or group of Funds that invest primarily in the shares of other mutual funds. All of the mutual funds in which the Funds invest have an international investment emphasis. No offer is made in this SAI of the shares of any of these other funds.

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds dated April ___, 1999 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number printed below.



                               INVESTMENT MANAGER

                          Ivy Management, Inc. ("IMI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 777-6472

                                   DISTRIBUTOR

                        Ivy Mackenzie Distributors, Inc.
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 456-5111

                                TABLE OF CONTENTS



GENERAL INFORMATION.........................................................1

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS.................................1

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS OF THE UNDERLYING FUNDS.........3

INVESTMENT RESTRICTIONS....................................................12

INVESTMENT ADVISORY AND OTHER SERVICES.....................................13
         INVESTMENT MANAGER................................................13
         CUSTODIAN.........................................................14
         FUND ACCOUNTING SERVICES..........................................15
         TRANSFER AGENT AND DIVIDEND PAYING AGENT..........................15
         ADMINISTRATOR.....................................................15
         AUDITORS..........................................................16
         TRUSTEES AND OFFICERS.............................................16

COMPENSATION TABLE.........................................................17

BROKERAGE ALLOCATION.......................................................17

CAPITALIZATION AND VOTING RIGHTS...........................................18

SPECIAL RIGHTS AND PRIVILEGES..............................................19
         AUTOMATIC INVESTMENT METHOD.......................................19
         EXCHANGE OF SHARES................................................19
         LETTER OF INTENT..................................................21
         RETIREMENT PLANS..................................................22
         REINVESTMENT PRIVILEGE............................................26
         REDUCED SALES CHARGES AND RIGHTS OF ACCUMULATION..................26
         SYSTEMATIC WITHDRAWAL PLAN........................................27
         GROUP SYSTEMATIC INVESTMENT PROGRAM...............................27
         REDEMPTIONS.......................................................28
         CONVERSION OF CLASS B SHARES......................................29

NET ASSET VALUE............................................................30

TAXATION 30
         TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS......................31
         DISTRIBUTIONS.....................................................31
         DISPOSITION OF SHARES.............................................32
         BACKUP WITHHOLDING................................................33
         TAXATION OF THE UNDERLYING FUNDS..................................33

DISTRIBUTION SERVICES......................................................34

PERFORMANCE INFORMATION....................................................36

OTHER IMPORTANT INFORMATION................................................39

FINANCIAL STATEMENTS.......................................................39

APPENDIX A:  STATEMENT OF ASSETS AND LIABILITIES
AS OF____________, 1999 AND REPORT OF INDEPENDENT ACCOUNTANTS..............40

                               GENERAL INFORMATION


         The Funds are separately managed series of the Trust, a diversified open-end management investment company organized as a Massachusetts business trust on November 18, 1998. Each Fund invests primarily in the shares of other mutual funds (referred to in this SAI as "underlying funds"), and normally allocates its investments among six to twelve underlying funds with a mix of equity and fixed income investments that is appropriate in light of the Fund's investment objective. Many of the underlying funds are equity mutual funds that invest largely in stocks to achieve growth. Other underlying funds are bond mutual funds that primarily seek total return. The underlying funds may focus their investments in single countries or geographic regions, and in established or emerging markets and economies. All of the underlying funds have an international investment emphasis. Each Fund normally invests roughly 50% of its assets in underlying funds that are series of Ivy Fund, a registered open-end management investment company that is part of the same "group of funds" as the Trust (within the meaning of the 1940 Act). IMI provides business and portfolio management services to the Ivy Funds and to the Funds (see "Management of the Funds" below).

         The Funds are designed to accommodate distinct investor financial goals and profiles, ranging from "conservative growth" to "aggressive growth". There is no guarantee that a Fund will be able to meet its investment objective, and an investor in the Funds could lose money.


                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


         Each Fund has its own investment objective and principal investment strategies, which are summarized below and described in greater detail in the "Principal Risks" and "Additional Information about Investment Strategies and Risks" sections of the Prospectus.

          INTERNATIONAL SOLUTIONS I - CONSERVATIVE GROWTH: The primary investment objective of the Conservative Growth Fund is capital preservation with moderate current income, and secondarily capital appreciation. A number of the underlying funds that make up the Conservative Growth Fund invest primarily in fixed income securities, with limited exposure to equity securities and their associated volatility. Because the Conservative Growth Fund has the highest weighting in foreign bonds among the five Funds, it is expected to bear the lowest relative overall risk. The Fund will have a moderate degree of exposure to the international equity markets, however, making the Fund potentially more volatile that a mutual fund that invests exclusively in fixed income securities or has some portion of its assets invested in the United States.

          INTERNATIONAL SOLUTIONS II - BALANCED GROWTH: The primary investment objective of the Balanced Growth Fund is a balance of capital appreciation and capital preservation, with moderate current income. The Fund's portfolio of underlying funds is designed to expose the Fund to the growth opportunities that equity investing offers while preserving some degree of the stability historically associated with fixed income securities. The Fund's higher emphasis (relative to International Solutions I Fund) on underlying funds that invest in equity securities may lead to moderately increased volatility, but its equal emphasis on fixed income securities reduces its overall risk relative to the Moderate, Long-Term Growth and Aggressive Growth Funds.

          INTERNATIONAL SOLUTIONS III - MODERATE GROWTH: The investment objective of the Moderate Growth Fund is primarily capital appreciation, with preservation of capital as secondary to this primary objective. The underlying funds that make up the Moderate Growth Fund invest primarily in equity securities, with some exposure to fixed income securities intended to mitigate losses that may occur in the equity markets.

          INTERNATIONAL SOLUTIONS IV - LONG-TERM GROWTH: The primary investment objective of the Long-Term Growth Fund is capital appreciation without regard to current income. The underlying funds that make up the Long-Term Growth Fund invest primarily in equity securities, which are likely to cause greater fluctuations in the Fund's share price than would be the case with International Solutions I, II and III (which have varying degrees of exposure to the historically more stable fixed income markets). The Long-Term Growth Fund also has a moderate to high weighting in emerging markets (but less than the Aggressive Growth
         Fund).

          INTERNATIONAL SOLUTIONS V - AGGRESSIVE GROWTH: The investment objective of the Aggressive Growth Fund is aggressive capital appreciation without regard to current income. The underlying funds that comprise the Aggressive Growth Fund may have significant holdings in emerging markets securities, which historically have incurred greater social, political and economic risk than developed markets and are therefore more volatile.

         The Funds are subject to varying degrees of potential investment risk and return. The more aggressive Funds (such as International Solutions IV and V) are designed for international investors with a longer investment time horizon and a high degree of risk tolerance. In pursuing higher returns through a mix of underlying funds that invest more heavily in equity securities (including those in emerging market countries), these Funds are susceptible to greater risks and wider fluctuations in value. In contrast, the more conservative Funds (such as International Solutions I and II) are designed for international investors with a shorter investment time horizon and/or a lower degree of risk tolerance.

         The principal risks of investing in a particular Fund are determined by the nature of the securities held by the underlying funds in which the Fund invests. Each Fund's assets are allocated among certain of the underlying funds in accordance with predetermined percentage ranges, based on the Fund's investment objective and the Advisor's evaluation of the financial markets, world economies and the relative performance potential of the underlying funds.


         The value of each underlying fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments. As diversified, open-end investment company's, the underlying funds spread investment risk in varying degrees by limiting their holdings in any one company or industry. Each underlying fund will experience some degree of price volatility, however, that is driven by the extent to which its own investment portfolio is exposed to these various conditions. A Fund could therefore lose money at any time during which the underlying funds in which it is invested are not performing as well as expected. The degree to which each Fund is affected by the performance of any one underlying fund will depend upon the relative weight of the underlying fund's shares held by the Fund. For example, the Conservative Fund, which is expected to have significant holdings in international fixed income funds, would be more susceptible to losses caused by a downturn in the international bond markets than would be the Aggressive Fund, which normally invests primarily in underlying funds that are equity-oriented. On the other hand, the Conservative Fund has only limited exposure to losses that occur in the international equity markets.

         Other considerations relating to the underlying funds can affect the performance of the Funds. For example, investment decisions by the investment advisers of the underlying funds are made independently and bear no direct relation to the management techniques employed with respect to the Funds. Accordingly, the investment adviser of an underlying fund may decide to purchase shares of the same issuer whose shares are being sold by the investment adviser of another underlying fund (which would cause an indirect expense to a Fund in the form or transaction costs without accomplishing any investment purpose). The underlying funds are also permitted under the securities laws to invest some portion of their assets in other investment companies. Where this occurs, the underlying funds will be subject to the expenses charged by those investment companies to its shareholders.


         Each Fund may also deviate from its primary investment emphasis on the underlying funds and assume a temporary defensive position by investing in U.S. government securities and short-term commercial paper. During such times, a Fund may miss out on indirect investment opportunities through underlying funds that continue to perform well despite the market factors that gave rise to the Fund's having assumed its defensive position. Assuming a defensive position could also cause a Fund to experience a higher turnover rate. Higher than normal trading in underlying fund shares may result in realization of net short-term capital gains that would not otherwise be realized, and shareholders are taxed on such gains when distributed from the Fund at ordinary income tax rates (see "Dividends, Distributions and Taxes").


         For temporary or emergency purposes, each Fund may also borrow from qualified banks to the maximum extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the securities held by the Fund. Money borrowed will also be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).


      INVESTMENT OBJECTIVES, STRATEGIES AND RISKS OF THE UNDERLYING FUNDS

         Following is a brief description of the investment objectives and principal investment policies of the underlying funds in which the Funds may invest. The underlying funds that comprise each Fund's portfolio are listed in the Fund's financial statements, which are available to shareholders upon request and without charge as soon as they are available after the close of the annual or semi-annual period to which they relate. The following information, as well as the risk information appearing in the section that follows, is merely a summary and should not be relied upon as a complete statement of the investment techniques and that the underlying funds may use, or the risks to which they may be exposed, in pursuing their respective investment objectives. Additional information about the Ivy Funds may be obtained by calling or writing to the Distributor at the phone number and address printed on the cover page of this SAI. Contact information relating to the other underlying funds is also available through the Distributor.

INVESTMENT OBJECTIVES AND STRATEGIES:

         EQUITY UNDERLYING FUNDS:

               IVY INTERNATIONAL FUND II has a principal  objective of long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. The Fund normally invests at least 65% of its total assets in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. Other securities and investment techniques that the
              Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include: sponsored and unsponsored depository receipts, cash or cash equivalents (such as commercial paper and short-term notes), foreign currency exchange transactions, forward foreign currency exchange transactions, shares of other investment companies, illiquid securities, put and call options on securities and stock indices, transactions in and options on stock futures and foreign currency futures contracts.

               IVY INTERNATIONAL SMALL COMPANIES FUND has a principal investment objective of long-term growth primarily through investment in foreign equity securities. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in common and preferred stocks (and securities convertible into common stocks) of foreign issuers having total market capitalization of less than $1 billion. Other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include: sponsored and unsponsored depository receipts, illiquid securities, shares of other investment companies, derivative transactions (such as foreign currency transactions, forward foreign currency contracts, and options on securities, stock indices, stock futures and foreign currency futures), and cash and cash equivalents (such as commercial paper and short-term notes).

               IVY  PAN-EUROPE  FUND has a  principal  investment  objective  of long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund normally invests 65% of its total assets in the equity securities of European companies. The Fund may also invest up to 35% of its total assets in the equity securities of issuers domiciled outside of Europe. The Fund does not expect to concentrate its investments in any particular industry. Other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include: investment grade debt securities, cash or cash equivalents, short-term notes, repurchase agreements, domestic or foreign commercial paper, shares of other investment companies, illiquid securities, stock index futures contracts, and put and call options on securities and stock indices.

      [Unaffiliated underlying fund information to be added by amendment.]

         EMERGING MARKET UNDERLYING FUNDS:

               IVY ASIA  PACIFIC  FUND has a  primary  investment  objective  of long-term growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in securities issued in Asia-Pacific countries, which are defined to include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Normally, the Fund is invested at all times in at least three Asia-Pacific countries. The Fund does not normally concentrate its investments in any particular industry. Other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include: warrants, cash and cash equivalents, commercial paper, short-term notes, illiquid securities, foreign currency exchange transactions, forward foreign currency contracts, stock index and foreign currency futures contracts, and shares of other investment companies that invest in Asia-Pacific countries.

               IVY CHINA  REGION FUND has a principal  investment  objective  of long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in equity securities of companies that are expected to benefit from the economic development and growth of China, Hong Kong and Taiwan. A significant percentage of the Fund's assets may also be invested in the securities markets of South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines (collectively, with China, Hong Kong and Taiwan, the "China Region"). The Fund may invest 25% or more of its total assets in the securities of issuers located in any one China Region country, and may have more than 50% of its total assets in Hong Kong. The balance of the Fund's assets ordinarily are invested in (i) certain investment-grade debt securities and (ii) the equity securities of companies whose current or expected performance is judged by IMI to be strongly associated with the China Region. Other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include: sponsored and unsponsored depository receipts, foreign currency exchange transactions, forward foreign currency contracts, illiquid securities and shares of other investment companies.

               IVY  DEVELOPING  NATIONS  FUND  has  a  principal   objective  of
              long-term growth. Consideration of current income is secondary to this principal objective. The Fund normally invests at least 65% of its total assets in the equity securities of companies that the Fund's manager believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be "developing" or "emerging" by the World Bank and the International Finance Corporation, or (ii) are classified by the United Nations (or otherwise regarded by their authorities) as "emerging." The Fund normally invests its assets in the securities of issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. Other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include: debt securities of government or corporate issuers in emerging market countries, equity and debt securities of issuers in developed countries (including the United States), cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.

               IVY SOUTH AMERICA FUND has an  investment  objective of long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund normally invests at least 65% of its total assets in securities issued in South America. The Fund may, however, participate in markets throughout Latin America, which for purposes of this Prospectus is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean, and it is expected that the Fund will be invested at all times in at least three countries. Under present conditions, the Fund expects to focus its investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela. The Fund does not expect to concentrate its investments in any particular industry. The Fund may invest in debt securities (including zero coupon bonds) when IMI anticipates that the potential for capital appreciation from debt securities is likely to equal or exceed that of equity securities (e.g., a favorable change in relative foreign exchange rates, interest rate levels or the creditworthiness of issuers). These include debt securities issued by South American Governments ("Sovereign Debt"). Most of the debt securities in which the Fund may invest are not rated, and those that are rated are expected to be "high yield" or "junk" bonds.

      [Unaffiliated underlying fund information to be added by amendment.]

         FIXED INCOME FUNDS:

               IVY  INTERNATIONAL  STRATEGIC  BOND FUND  seeks  total  return by investing primarily in the debt securities of foreign issuers and, consistent with that objective, to maximize current income. The Fund seeks to achieve its objectives by investing primarily in a managed portfolio of high quality bonds denominated in foreign currencies. At least 65% of the Fund's total assets will normally be invested in bonds of foreign issuers. Other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include: other debt securities, including those issued in the U.S. and/or that are convertible into common stock, as well as high yield (or "junk") bonds and zero coupon bonds; options, futures, forward foreign currency contracts and other derivatives transactions; short sales of securities; and short-term obligations denominated in U.S. and foreign currencies (including, but not limited to, bank deposits, bankers' acceptances, certificates of deposit, commercial paper, short-term government, government agency, supranational agency and corporate obligations, and repurchase agreements).

      [Unaffiliated underlying fund information to be added by amendment.]

         For temporary or emergency purposes or to assume a defensive position when market conditions warrant, an underlying fund may, to the extent described in its prospectus, (i) borrow money from banks and (ii) invest without limit in cash, U.S. government securities, commercial paper and similar money market securities.


INVESTMENT RISKS OF THE UNDERLYING FUNDS:

         COMMON STOCKS: Many of the underlying funds invest primarily in common stock. Common stock can be issued by companies to raise cash, and represents a proportionate ownership interest in the issuing company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

                  Most likely to be affected:  All Funds.

         DEBT SECURITIES: Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. For example, as interest rates decline the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. A Fund's portfolio is therefore susceptible to the decline in value of the fixed income funds in which it invests in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities tend to be more volatile than bonds with shorter maturities.

         Some of the underlying funds may invest a significant portion of their assets in low-rated debt securities (sometimes referred to as "high yield" or "junk" bonds). In general, low-rated debt securities offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the returns of any underlying fund that holds them in its portfolio.

         An underlying fund may also have significant holdings in sovereign debt. For a variety of reasons (such as cash flow problems, limited foreign reserves, and political constraints), the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due. A governmental entity's ability to honor its debt obligations to an underlying fund may also be contingent on its receipt from others (such as the International Monetary Union and more solvent foreign governments) of specific disbursements, which may in turn be conditioned on the perceived health of the governmental entity's economy and/or its implementation of economic reforms. If any of these conditions fail, an underlying fund could lose the entire value of its investment for an indefinite period of time.

                  Most likely to be affected: International Solutions I and II.

         FOREIGN SECURITIES, IN GENERAL: Because of the international emphasis of the International Solutions asset allocation strategy, all of the Funds will have significant exposure to foreign securities regardless of the relative weight in the Funds' portfolios of fixed income and equity-oriented underlying funds.

         Investments in foreign securities involve an array of economic, financial and political considerations not typically associated with U.S. markets, which may affect an underlying fund's performance favorably or unfavorably, depending upon prevailing conditions at any given time. For example, foreign investing may involve brokerage costs and tax considerations that are not usually present in the U.S.
         markets. The securities markets of certain foreign countries may also be smaller, less liquid and subject to greater price volatility that the U.S. markets.

         Other factors that can affect the value of foreign securities held by the underlying funds include:

               currency fluctuations, blockages, conversion costs or transfer restrictions (see "Foreign Currencies" below);

               comparatively weak government supervision and regulation of securities exchanges, brokers and issuers;

               non-uniform accounting, auditing and financial reporting standards;

               unavailability of information about an issuer's securities and business operations; and

              settlement delays (which can cause an underlying fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion, resulting in a loss if the value of the securities subsequently declines).

                  Most likely to be affected:  All Funds.

         EMERGING MARKETS: The risks of investing in foreign securities are heightened in countries with new or developing economies. Among these additional risks are the following:

               securities that are even less liquid and more volatile than those in more developed foreign countries;

               less stable  governments  that are  susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);

               increased settlement delays;

               unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);

               restrictions on repatriation of capital;

               unusually large currency fluctuations and currency conversion costs (see "Foreign Currencies" below); and

               high national  debt levels (which may impede an issuer's  payment of principal and/or interest on external debt).

                  Most likely to be affected:  International Solutions IV and V.

     FOREIGN CURRENCIES: Investing in foreign securities typically involves the use of foreign currencies. The value of an underlying fund's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

                            Most likely to be affected:  All Funds.


         DEPOSITORY RECEIPTS AND SHARES: Many of the underlying funds invest in foreign securities through the mechanism of sponsored and unsponsored "depository receipts" and "depository shares," which are instruments that evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored depository programs are organized independently without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

                            Most likely to be affected:  All Funds.

         OTHER RISKS: The underlying funds may, to a greater or lesser extent, use a wide range of other investment techniques to achieve their respective investment objectives, which are described in detail in each underlying fund's prospectus and statement of additional information. Among these other investment techniques are the following, any of which could cause an underlying fund to lose money if not used successfully (or if they are not practically available for investment purposes at a time when their use would benefit the underlying fund):

               ILLIQUID SECURITIES:  An "illiquid security" is an asset that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which an underlying fund has valued the security on its books. Illiquid securities may include securities that are subject to restrictions on resale ("restricted securities") because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Illiquid securities often offer the potential for higher returns than more readily marketable securities, but may be difficult to dispose of at an advantageous time or price. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would apply if their securities were publicly traded. An underlying fund may also have to bear the expense of registering restricted securities for resale, and the risk of substantial delays in effecting those registrations.

               REPURCHASE AGREEMENTS: A repurchase agreement is a contract under which an underlying fund buys a money market instrument from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. These agreements often are fully collateralized with the underlying fund's U.S. Government securities or other securities that its advisor has approved for use as collateral for repurchase agreements, and the collateral must be marked-to-market daily. If the executing bank or broker-dealer fails to perform its obligations under the contract, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline (as well as any costs incurred in disposing of the security).

               ZERO COUPON BONDS: Zero coupon bonds are debt obligations  issued without any requirement for the periodic payment of interest, and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If an underlying fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing that income to shareholders currently (even though the underlying fund has not actually received any income proceeds). These required cash distribution payment could force the underlying fund to sell portfolio securities at a disadvantageous time and/or price.
              Moreover, since the interest on zero coupon obligations is not distributed to an underlying fund on a current basis but is in effect compounded, their value is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

               DERIVATIVE  TRANSACTIONS:  An  underlying  fund  may,  but is not necessarily required to, use various derivative investment strategies to (i) hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), (ii) manage the effective maturity or duration of fixed-income securities in its portfolio, and/or
              (iii)  enhance   potential  gain.  These   derivative   investment
              techniques are generally accepted as part of modern portfolio management and are used regularly by other mutual funds and institutional investors. Derivative transactions involve a number of risks, however, including the possibility of default by the other party to the transaction and, to the extent an underlying fund's view as to certain market movements is incorrect, the risk of losses that are greater than if the derivative technique(s) had not been used.

              The types of derivative transactions in which an underlying fund may engage include, but are not necessarily limited to, (i) the purchase and sale of exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; (ii) the purchase and sale of financial futures contracts and options thereon; interest rate transactions (such as swaps, caps, floors or collars); and (iii) currency transactions (such as currency forward contracts, currency futures contracts, and options on currencies or currency futures). Any or all of these derivative investment techniques may be used at any time singly or in combination, and there is no particular strategy that dictates the use of one technique rather than another.

              Using put and call options could cause an underlying fund to lose money by forcing the sale or purchase of portfolio securities at inopportune times or for prices higher (in the case of put options) or lower than (in the case of call options) than current market values; limiting the amount of appreciation the underlying fund can realize on its investments; or causing the underlying fund to hold a security it might otherwise sell.

              Foreign currency transactions (such as forward foreign currency contracts) can cause investment losses in a variety of ways. For example, changes in currency exchange rates may result in poorer overall performance for an underlying fund than if it had not engaged in such transactions. There may also be an imperfect correlation between an underlying fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the underlying fund. An imperfect correlation of this type may prevent the underlying fund from achieving the intended hedge or expose the underlying fund to the risk of currency exchange loss.

              Futures transactions (and related options) involve other types of risks. For example, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of an underlying fund could cause losses on the hedging instrument that are greater than gains in the value of the underlying fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, an underlying fund might not be able to close out a transaction without incurring substantial losses (and it is possible that the transaction cannot even be closed). In addition, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

              Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

              Finally, although the use of futures and options transactions for hedging purposes should tend to minimize the risk of loss due to a decline in the value of the hedged position, these devices also tend to limit any potential gain that might result from an increase in the position's value.


                             INVESTMENT RESTRICTIONS

     Each Fund has adopted certain fundamental investment policies, which may only be changed with the approval of a majority of the Fund's outstanding voting shares (see "Capitalization and Voting Rights"). Under these policies, no Fund may:

          (i) issue senior securities (except as permitted under the 1940 Act, and as otherwise permitted by any authorized regulatory authority);


          (ii) borrow money, except for temporary or emergency purposes (or as otherwise permitted by the 1940 Act or any authorized regulatory authority);


          (iii) engage in the business of underwriting securities issued by others (except as otherwise permitted by applicable law);

          (iv) concentrate its investments in a particular industry or group of industries;

          (v)      purchase or sell real estate;

          (vi) purchase physical commodities or contracts relating to physical commodities; and

          (vii) make loans (except as permitted under the 1940 Act, and as otherwise permitted by any authorized regulatory authority).

         Each of the policies described in this section relate to the Funds and may or may not have been adopted by the underlying funds, each of which has its own investment policies and restrictions that are described in its prospectus and statement of additional information.



                     INVESTMENT ADVISORY AND OTHER SERVICES

         The business and affairs of each Fund are managed under the direction of the Trustees. Information about the Funds' investment manager and other service providers appears below.

INVESTMENT MANAGER


         IMI provides business and portfolio management and investment advisory services to the Funds pursuant to a Business Management and Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement was approved by the sole shareholder of each Fund on __________, 1999. Before that, the Advisory Agreement was approved at a meeting held on ___________, 1999 by each Fund's Board of Trustees , including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Funds nor have any direct or indirect financial interest in the operation of the Funds' distribution plans (see "Distribution Services") or in any related agreement (referred to herein as the "Independent Trustees").

         IMI is a wholly owned subsidiary of Mackenzie Investment Management Inc. ("MIMI") (address), a Delaware corporation that has approximately 10% of its outstanding common stock listed on the Toronto Stock Exchange ("TSE"). MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on the TSE. MFC is registered in Ontario as a mutual fund dealer. IMI currently acts as manager and investment adviser to all of the underlying funds that are series of Ivy Fund.


         The Advisory Agreement obligates IMI to make investments for the accounts of the Funds in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), relating to regulated investment companies, and subject to policy decisions adopted by the Trustees. Under the Advisory Agreement, IMI is also obligated to (1) coordinate with each Fund's Custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Funds; (3) provide the Funds with necessary office space, telephones and other communications facilities as needed; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the Funds or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Funds; (5) maintain or supervise the maintenance by third parties of such books and records of the Funds as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Funds to serve in such capacities; and (7) take such other action with respect to the Funds, upon their approval, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies.


         Each Fund pays IMI a monthly fee for its services under the Advisory Agreement at an annual rate of 0.10% of the Fund's average net assets. Each Fund is also responsible for the following expenses: (1) the fees and expenses of the Fund's Independent Trustees; (2) the salaries and expenses of any of the Funds' officers or employees who are not affiliated with IMI; (3) interest expenses;
(4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Funds' Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11)
expenses of maintaining the Funds' legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

         The initial term of the Advisory Agreement is two years from ______________, 1999 (the Advisory Agreement's commencement date). The Advisory Agreement will continue in effect with respect to the Funds from year to year, or for more than the initial period, as the case may be, only so long as such continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the Advisory Agreement (or adoption of any new agreement) is presented to the shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of each Fund. See "Capitalization and Voting Rights."

         The Advisory Agreement may be terminated with respect to a Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of that Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust. The Advisory Agreement shall terminate automatically in the event of its assignment.

         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI. Employees of IMI are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, and imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

CUSTODIAN

         Pursuant  to a  Custodian  Agreement  with the  Trust,  Brown  Brothers
Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), maintains custody of the Funds' assets.

FUND ACCOUNTING SERVICES

         Pursuant to a Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for the Funds. As compensation for those services, each Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of each Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million. As of the date of this SAI, no payments have been made under the agreement.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

         Pursuant to a Transfer Agency and Shareholder Service Agreement, Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer agent for the Funds. Under the Agreement, each Fund (except with respect to its Class I shares) pays a monthly fee at an annual rate of $20.00 for each open Class A, Class B and Class C account. Each Fund pays $10.25 per open Class I account. In addition, each Fund pays a monthly fee at an annual rate of $4.58 per account that is closed plus certain out-of-pocket expenses. As of the date of this SAI, the Funds had made no payments for transfer agency services. Certain broker-dealers that maintain shareholder accounts with the Funds through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., .10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof). As of the date of this SAI, no payments have been made with respect to the provision of these services for the Funds.

ADMINISTRATOR

         Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to the Funds. As compensation for these services, each Fund (except with respect to its Class I shares) pays MIMI a monthly fee at the annual rate of .10% of that Fund's average daily net assets. Each Fund pays MIMI a monthly fee at the annual rate of .01% of its average daily net assets for Class I. As of the date of this SAI, the Funds had made no payments under the Administrative Services Agreement.

         Outside of providing administrative services to the Funds, as described above, MIMI may also act on behalf of IMDI in paying commissions to broker-dealers with respect to sales of Class B and Class C shares of the Funds. As of the date of this SAI, no payments have been made with respect to the provision of these services for the Funds.

AUDITORS


         [ ], independent certified public accountants, have been selected as auditors for the Funds. The audit services performed by [ ] include audits of the annual financial statements of each Fund. Other services provided principally relate to filings with the SEC and the preparation of the Funds' tax returns.


TRUSTEES AND OFFICERS

         The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

 NAME, ADDRESS, AGE      POSITION WITH THE TRUST    BUSINESS AFFILIATIONS AND
                                                    PRINCIPAL OCCUPATIONS

C. William Ferris         President, Trustee,      Senior Vice President,
700 South Federal Hwy.    and Secretary/Treasurer  Chief Financial Officer and
Suite 300                                          Secretary/Treasurer of
Boca Raton, FL  33432                              Mackenzie Investment
Age: 53                                            Management Inc. ("MIMI")
                                                   (1995-present); Senior Vice
                                                   President, Finance and
                                                   Administration/ Compliance
                                                   Officer of MIMI (1989-1994);
                                                   Senior Vice President,
                                                   Secretary/Treasurer and
                                                   Clerk of IMI (1994-present);
                                                   Vice President,
                                                   Finance/Administration
                                                   and Compliance Officer of
                                                   IMI (1992-1994); Senior
                                                   Vice President, Secretary/
                                                   Treasurer and Director of
                                                   Ivy Mackenzie Distributors,
                                                   Inc. ("IMDI") (1994-present);
                                                   Secretary/Treasurer and
                                                   Director of IMDI (1993-1994);
                                                   President and Director of Ivy
                                                   Mackenzie Services Corp.
                                                   ("IMSC") (1996-present);
                                                   and Secretary/Treasurer and
                                                   Director of IMSC (1993-1996).


 [Other Trustees, including non-interested Trustees constituting at least 60% of the Board, to be determined before the Funds commence operations and information relating thereto supplied by pre-effective amendment.]



         Class A shares of a Fund may be purchased without an initial sales charge or contingent deferred sales charge by officers and Trustees of the Trust (and their relatives). As of the date of this SAI, the Officers and Trustees of the Trust as a group owned no Fund shares.


                               COMPENSATION TABLE
                              MACKENZIE SOLUTIONS*

NAME/ POSITION     AGGREGATE      PENSION OR      ESTIMATED  TOTAL COMPENSATION
                   COMPENSATION   RETIREMENT      ANNUAL     FROM TRUST AND FUND
                   FROM TRUST     BENEFITS        BENEFITS   COMPLEX PAID TO
                                  ACCRUED AS      UPON       DIRECTORS
                                  A PART OF       RETIREMENT
                                  FUND EXPENSES
C. William Ferris/
President, Trustee
and Secretary/
Treasurer


[Other Trustees
to be determined
before the
Funds commence
operations and
information relating
thereto supplied by
pre-effective
amendment.]

*        Estimated for the Funds' initial fiscal year ending December 31, 1999.



                              BROKERAGE ALLOCATION


         Subject to the overall supervision of the President and the Board, IMI places orders for the purchase and sale of the Funds' underlying fund shares and other permitted securities investments. In the case of the purchase and sale of securities other than underlying fund shares (such as when a Fund is assuming a temporary defensive position), IMI selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. IMI may consider sales of Fund shares as a factor in the selection of broker-dealers and may select broker-dealers who provide IMI with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution. As of the date of this SAI, the Funds have not paid any brokerage commissions.


                        CAPITALIZATION AND VOTING RIGHTS

         The capitalization of the Funds consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of a Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of any Fund has preemptive rights or subscription rights.

         Under its Declaration of Trust, the Trust may create separate series or portfolios and divide any series or portfolio into one or more classes. The Trustees have authorized five series, each of which represents a Fund. The
Trustees have further authorized the issuance of Class A, Class B, Class C, Class I and Advisor Class shares for the Funds.

         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of each Fund are entitled to vote alone on matters that only affect the Fund. All classes of shares of each Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all Funds, but affecting them differently, separate votes by the shareholders of each Fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each Fund. If the Trustees of the Trust determine that a matter does not affect the interests of a particular Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general will be voted upon collectively by the shareholders of all Funds.

         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(2) more than 50% of the outstanding shares of the Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by each Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         As of the date of this SAI, there were no Fund shares outstanding other than those issued to the sole shareholder.

         Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Declaration of Trust also provides for indemnification out of Fund property for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No Fund is liable for the obligations of any other Fund.

                          SPECIAL RIGHTS AND PRIVILEGES


         Information as to how to purchase Fund shares is contained in the Prospectus. The Funds offer (and except as noted below, bear the cost of providing) to investors the following additional rights and privileges. Each Fund reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.


AUTOMATIC INVESTMENT METHOD

         The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares except Class
I. The minimum initial and subsequent investment under this method is $50 per month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice. To use this privilege, please complete Sections __ and __ of the Account Application that is included with the Prospectus.

EXCHANGE OF SHARES

         Shareholders of the Funds have an exchange privilege with each other Fund. Before effecting an exchange, shareholders should review the Prospectus and this SAI as it relates to the Fund into which the exchange is being made.

         INITIAL SALES CHARGE SHARES. Class A shareholders may exchange their Class A shares ("outstanding Class A shares") for Class A shares of another Fund ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. (The additional sales charge will be waived for Class A shares that have been invested for a period of 12 months or longer.)

         CONTINGENT DEFERRED SALES CHARGE SHARES -- CLASS-A: Class A shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of the Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC period following an exchange if such period is longer than the CDSC period, if any, that applies to the new Class A shares. For purposes of computing the CDSC that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is "tacked" onto the holding period of the new Class A shares.

         CLASS B: Class B shareholders may exchange their Class B shares ("outstanding Class B shares") for Class B shares of another Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule.

         For purposes of both the conversion feature and computing the CDSC that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

         The following table shows the CDSC schedule that applies to each Fund's Class B shareholders:

                          CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF DOLLAR AMOUNT SUBJECT TO CHARGE
YEAR SINCE PURCHASE
First                                          5%
Second                                         4%
Third                                          3%
Fourth                                         3%
Fifth                                          2%
Sixth                                          1%
Seventh and thereafter                         0%


         CLASS C: Class C shareholders may exchange their Class C shares ("outstanding Class C shares") for Class C shares of another Fund ("new Class C shares") on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon redemption. (Class C shares are subject to a CDSC of 1% if redeemed within one year of the date of purchase.)

         CLASS I AND ADVISOR CLASS: Subject to any "minimum purchase" restrictions set forth in the following paragraph, Class I and Advisor Class shareholders may exchange their outstanding Class I (or Advisor Class) shares for Class I (or Advisor Class) shares of another Fund on the basis of the relative net asset value per Class I (or Advisor Class) share.

         ALL CLASSES: The minimum value of shares which may be exchanged into another Fund in which shares are not already held is $_______ ($___________, in the case of Class I shares). No exchange out of a Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce a shareholder's interest in the Fund to less than $______ ($__________, in the case of Class I shares).

         Each exchange will be made on the basis of the relative net asset value per share of the Funds involved in the exchange next computed following receipt by IMSC of telephone instructions or a properly executed written request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time upon at least 60 days' notice (to the extent required by applicable law). See "Redemptions."

         An exchange of shares between any of the Funds may result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

         With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

LETTER OF INTENT

         Reduced sales charges apply to initial investments in Class A shares of the Funds made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. (See the Account Application in the Prospectus.) Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least $__________ in Class A shares of a Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be backdated. A shareholder may include, as an accumulation credit, the value (at the applicable offering price) of all Class A shares of the Funds held of record by him or her as of the date of his or her Letter of Intent. During the term of the Letter of Intent, IMSC will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay IMDI an amount equal to the difference between the dollar amount of sales charge that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of Intent does not obligate the investor to buy (or the Trust) to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions of the letter before signing.

RETIREMENT PLANS

         Shares of the Funds may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one Fund may be purchased in a single application establishing a single account under the plan, and shares held in such an account may be exchanged among the Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

         Retirement Plan New Account Fee                no fee

         Retirement Plan Annual Maintenance Fee         $10.00 per fund account

         For shareholders whose retirement accounts are diversified across several Funds, the annual maintenance fee will be limited to not more than $20.


         The following discussion describes some aspects of the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.


         INDIVIDUAL RETIREMENT ACCOUNTS: Shares of each Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account. Individuals should consult their tax advisers before investing IRA assets in an Ivy fund if that fund primarily distributes exempt-interest dividends.

         An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. Rollover contributions are not subject to these limits.


         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (and his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on (i) adjusted gross income and (ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly. Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

         Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. There are special rules for determining what portion of any distribution is allocable to deductible and to non-deductible contributions. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses, amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.


         ROTH IRAs: Shares of the Funds also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is similar in numerous ways to the regular (traditional) IRA, described above.
Some of the primary differences are as follows.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000. An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.


         No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, deductible medical expenses, certain purchases of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.


         QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, a Custodial Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

         Corporate   employers  may  also  adopt  the  Custodial  Agreement  and
Retirement   Plan  for  the  benefit  of  their  eligible   employees.   Similar
contribution and deduction rules apply to corporate employers.

         Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution.

         The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Code permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Funds in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

         Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled; (3) uses the withdrawal to pay tax-deductible medical expenses; (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAs: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

         SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year (as indexed). Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if any contributions or benefits are credited to those employees under any other qualified retirement plan maintained by the employer.

REINVESTMENT PRIVILEGE

         Shareholders who have redeemed Class A shares of a Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value (without a sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

     Any redemption is a taxable event. A loss realized on a redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."


REDUCED SALES CHARGES AND RIGHTS OF ACCUMULATION

         A scale of reduced sales charges applies to any investment of $50,000 or more in Class A shares of the Funds. See "Initial Sales Charge Alternative -- Class A Shares" in the Prospectus. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
Code).

         "Rights of Accumulation" are also applicable to current purchases of all of the Funds by any of the persons enumerated above where the aggregate quantity of Class A shares of the Funds and of any other investment company distributed by IMDI previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to at least $50,000.

         At the time an investment takes place, IMSC must be notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the particular Fund's records.

SYSTEMATIC WITHDRAWAL PLAN

         A shareholder (other than a Class I shareholder) may establish a Systematic Withdrawal Plan (a "Withdrawal Plan") by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a shareholder must have at least $5,000 in his or her account. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

         A redemption under a Withdrawal Plan is a taxable event. Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

         Additional investments made by investors participating in a Withdrawal Plan must equal at least $________ each while the Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial sales charges or CDSCs.

         An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC. If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Funds or IMSC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

         Shares of the Funds may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Funds do not themselves organize, offer or administer any such programs. However, they may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of the Funds are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Funds reserve the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, to shareholders using group systematic investment programs.

         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Funds and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) that for each twelve-month period (or portion thereof) that the account is maintained. The Funds may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Funds reserves the right to change these fees from time to time without advance notice.

         Class A shares of the Funds are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

          (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

          (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

          (iii) the Plan has 500 or more eligible employees, as determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         Alternatively, Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

         Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of the Funds convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the Plan--the Plan will receive a Plan level share conversion.

REDEMPTIONS

         Shares of the Funds are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC, less any applicable CDSC. Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Funds reserve the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Funds is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Funds.



         The Trust may redeem those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 in the Funds for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

         If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. The Funds may delay for up to seven days delivery of the proceeds of a wire redemption request of $250,000 or more if considered appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

         The Funds employ reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

CONVERSION OF CLASS B SHARES

         As described in the Prospectus, Class B shares of each Fund will automatically convert to Class A shares of that Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of each Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                                 NET ASSET VALUE


         The net asset value per share of each Fund is computed by dividing the value of the Fund's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund's shares outstanding. A Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among that Fund's several classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.

         Each Fund's portfolio is valued (and net asset value per share is determined) as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., eastern time) on each day the Exchange is open for trading. The Exchange and the Trust's offices are expected to be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Funds' Custodian or the Exchange close early as a result of a partial holiday or otherwise, the Funds reserve the right to advance the time on that day by which purchase and redemption requests must be received. The net asset value per share of each underlying fund will be calculated and reported to each Fund that holds its shares by the underlying fund's accounting agent. Any short-term securities with a remaining maturity of sixty days or less are valued by the amortized cost method.

         If the value of a portfolio asset as determined in accordance with these procedures is not believed to represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Funds' Valuation Committee, represents fair value on the basis of all available information.

         The sale of the Funds' shares will be suspended during any period when the determination of net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the Funds' best interest to do so.



                                    TAXATION


         The following is a general discussion of certain tax rules thought to be applicable with respect to the Funds. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Funds.

TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS

         Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of each Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

DISTRIBUTIONS

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Funds to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by an underlying fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by each Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of that Fund on the distribution date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital, which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         Income received by an underlying fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an underlying fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the underlying fund will be eligible and may elect to "pass-through" to its shareholders, including a Fund, the amount of such foreign income and similar taxes paid by the underlying fund. Pursuant to this election, the Fund would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes and to deduct such amount in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. A Fund would not, however, be eligible to elect to "pass-through" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the underlying fund.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution that generally will be taxable to them.

DISPOSITION OF SHARES

         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

BACKUP WITHHOLDING

         Each Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of that Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Funds or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.

TAXATION OF THE UNDERLYING FUNDS

         Each underlying fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an underlying fund qualifies as a regulated investment company and timely distributes all of its taxable income, the underlying fund generally will not pay any federal income or excise tax.

         Distributions of an underlying fund's investment company taxable income are taxable as ordinary income to a Fund which invests in the underlying fund. Distributions of the excess of an underlying fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a Fund which invests in the underlying fund, regardless of how long the Fund held the underlying fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Fund of shares of an underlying fund, the Fund generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Fund's holding period for the shares.


                              DISTRIBUTION SERVICES

         Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, serves as the exclusive distributor of the Funds' shares pursuant to a
Distribution Agreement with the Funds dated , 1999 (the "Distribution Agreement"). The Board approved the Distribution Agreement on , 1999. IMDI distributes shares of the Funds through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Funds shares.

         Pursuant to the Distribution Agreement, IMDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund's then-current prospectus, and the net asset value on which such price is based. Out of that commission, IMDI may reallow to dealers such concession as IMDI may determine from time to time. In addition, IMDI is entitled to deduct a CDSC on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the Prospectus.

         Under the Distribution Agreement, each Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

         As of the date of this each SAI, IMDI had not received any payments under the Distribution Agreement with respect to any Fund.

         The Distribution Agreement will continue in effect for each Fund for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Fund or by any Fund by vote of either a majority of the outstanding voting securities of any Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors and filed with the SEC. At a meeting held on _________________, 1999, the Trustees adopted a Rule 18f-3 plan on behalf of the Funds. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of each Fund represent an equal pro rata interest in that Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of each Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) each Fund's Class B shares will convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

         RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on behalf of each Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to each Fund's Class A, Class B and Class C shares (each, a "Plan"). In adopting each Plan, a majority of the Independent Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that the Plans should result in greater sales and/or fewer redemptions of each Fund's shares, although it is impossible to know for certain the level of sales and redemptions of each Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

         Under each Plan, the Funds each pay to IMDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A, Class B or Class C shares, respectively. The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of Fund shares, answering routine inquiries concerning the Funds and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to a Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.

         Under the Funds' Class B and Class C Plans, each Fund also pays IMDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. IMDI may reallow to dealers all or a portion of the service and distribution fees as IMDI may determine from time to time. The distribution fees compensate IMDI for expenses incurred in connection with activities primarily intended to result in the sale of each Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to each Class B and Class C Plan, IMDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

         Among other things, each Plan provides that (1) IMDI will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by each Fund under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the 1940
Act) of the Funds shall be committed to the discretion of Trust who are not "interested persons" of the Funds.

         IMDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by the Fund. IMDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers for services rendered in the distribution of the Funds' shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IMDI.

         A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly. As of the date of this SAI, no payments had been made under the Plans with respect to each Fund.

         Each Plan may be amended at any time with respect to the class of shares of each Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated at any time with respect to the class of shares of each Fund to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of that class.

         If the Distribution Agreement or any Plan is terminated (or not renewed) with respect to any of the Funds (or class of shares thereof), each may continue in effect with respect to any other Fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

                             PERFORMANCE INFORMATION

         Performance information for the classes of shares of each Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare each Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

         YIELD. Quotations of yield for a specific class of shares of a Fund will be based on all investment income attributable to that class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses attributable to that class accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) on the last day of the period, according to the following formula:

         YIELD        =   2[({(a-b)/cd} + 1){superscript 6}-1]

    Where:   a        =   dividends and interest earned during the
                          period attributable to a specific class of shares,

             b        =   expenses accrued for the period
                          attributable to that class (net of reimbursements),

             c        =   the average daily number of  shares of that class
                          outstanding during the period that were entitled to receive dividends,
                                            and

             d        =   the  maximum offering price  per  share (in the case
                          of Class A  shares) or the net asset value  per share
                          (in the case of Class B shares,  Class C shares  and
                           Class I shares) on the last day of the period.

         AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific class of shares of a Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that class of the Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

         P(1 + T){superscript n} = ERV

         Where:  P   =  a hypothetical initial payment of $1,000
                        to purchase shares of a specific class

                 T   =  the average annual total return of shares of that class

                 n   =  the number of years

               ERV    = the ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the period.

         For purposes of the above computation for a Fund, it is assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional shares of the same class during the designated period. In calculating the ending redeemable value for Class A shares and assuming complete redemption at the end of the applicable period, the maximum ______% sales charge is deducted from the initial $________ payment and, for Class B and Class C shares, the applicable CDSC imposed upon redemption of Class B or Class C shares held for the period is deducted. Standardized Return quotations for each Fund do not take into account any required payments for federal or state income taxes. Standardized Return quotations for Class B shares for periods of over eight years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized Return quotations are determined to the nearest 1/100 of 1%.

         The Funds may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

         CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific class of shares of a Fund for a specified period. Cumulative total return quotations reflect changes in the price of each Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in the Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific class of shares of a Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

         C = (ERV/P) - 1

         Where:  C    = cumulative total return

                 P    = a hypothetical initial investment of $1,000 to purchase
                        shares of a specific class

               ERV    = ending redeemable value:  ERV is the value, at the end
                        of the applicable period, of a hypotheticaL $1,000 investment made at the beginning of the applicable period.

         OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of a Fund's existence and may or may not include the impact of sales charges, taxes or other factors.

         Performance quotations for the Funds will vary from time to time depending on market conditions, the composition of the Funds' portfolios and operating expenses of the Funds. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding the Funds' shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Funds' shares and the risks associated with the Funds' investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

         The Funds may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.


                           OTHER IMPORTANT INFORMATION

         YEAR 2000 RISKS: Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The inability of computer-based systems to make this distinction could have a seriously adverse effect on the handling of securities trades, pricing and account services worldwide. The Funds' service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. The Funds believe these steps will be sufficient to avoid any material adverse impact on the Funds. At this time, however, there can be no assurance that significant problems will not occur (which either directly or indirectly could cause a Fund to lose money).

         EURO CONVERSION RISKS: On January 1, 1999, a new European currency called the "Euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the Euro, including circulation of Euro bills and coins, will occur during the period from January 1, 1999 through December 31, 2001. Certain European Union (EU) members, including the United Kingdom, did not officially implement the Euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. Where this occurs, the underlying funds (and hence the Funds that hold their shares) could experience investment losses.


                              FINANCIAL STATEMENTS


         The Funds' Statement of Assets and Liabilities as of [            ],
1999 and the Notes thereto are attached hereto as Appendix A.

     APPENDIX A: STATEMENT OF ASSETS AND LIABILITIES AS OF____________, 1999
                      AND REPORT OF INDEPENDENT ACCOUNTANTS

                          [TO BE PROVIDED BY AMENDMENT]

PART C.  OTHER INFORMATION

ITEM 23:          EXHIBITS

          (a) DECLARATION OF TRUST: Filed with Registrant's initial Registration Statement.

          (b) BY-LAWS: To be filed by amendment.

          (c) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS: To be filed by amendment.

          (d)      INVESTMENT ADVISORY CONTRACTS: To be filed by amendment.

          (e)      UNDERWRITING CONTRACTS: To be filed by amendment.

          (f)      BONUS OR PROFIT SHARING CONTRACTS:  Not applicable.

          (g)      CUSTODIAN AGREEMENTS: To be filed by amendment.

          (h)      OTHER MATERIAL CONTRACTS: To be filed by amendment.

          (i)      LEGAL OPINION:  To be filed by amendment.

          (j)      OTHER OPINIONS:  Not applicable.

          (k)      OMITTED FINANCIAL STATEMENTS:  Not applicable.

          (l)      INITIAL CAPITAL AGREEMENTS:  Not applicable.

          (m) RULE 12B-1 PLAN: To be filed by amendment.

          (n)      FINANCIAL DATA SCHEDULE: To be filed by amendment.

          (o) RULE 18F-3 PLAN: To be filed by amendment.


ITEM 24:          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

         Not applicable.


ITEM 25:          INDEMNIFICATION

         A policy of insurance covering the Registrant and Ivy Management, Inc. (the Registrant's investment manager) will insure the Registrant's trustees, officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act. Reference is also made to Article IV of the Registrant's Declaration of Trust, dated November 18, 1998 (filed with Registrant's initial Registration Statement).


ITEM 26:          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Reference is made to the Form ADV of each of Ivy Management, Inc. ("IMI"), the Registrant's investment manager. The list required by this Item 26 of officers and directors of IMI, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of IMI's Form ADV.


ITEM 27: PRINCIPAL UNDERWRITERS

         (a) Ivy Mackenzie Distribution, Inc. ("IMDI"), Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, Registrant's distributor, is a subsidiary of Mackenzie Investment Management Inc. ("MIMI"), Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. IMDI is the successor to MIMI's distribution activities.

         (b) The information required by this Item 27 regarding each director, officer or partner of IMDI is incorporated by reference to Schedule A of Form BD filed by IMDI pursuant to the Securities Exchange Act of 1934.


ITEM 28: LOCATION OF ACCOUNTS AND RECORDS

         Ivy Mackenzie Services Corp., Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, maintains on the
Registrant's behalf physical possession of each account, book, and other document required to be maintained by section 31(a) of the Investment Company Act of 1940 and the rules thereunder.


ITEM 29: MANAGEMENT SERVICES

         Not applicable.

ITEM 30: UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to Registrant's Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 12th day of February, 1999.

                                                   MACKENZIE SOLUTIONS



                                                By:      /s/ C. WILLIAM FERRIS*
                                                         President
By:      /s/ JOSEPH R. FLEMING
         Joseph R. Fleming, Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE:                   TITLE:                              DATE:

/s/ C. WILLIAM FERRIS*   President, Treasurer (Chief             2/12/99
                         Financial Officer) and Trustee


By:      /s/ JOSEPH R. FLEMING
         Joseph R. Fleming, Attorney-in-Fact

* Executed pursuant to powers of attorney filed with Registrant's initial Registration Statement.